Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Strategic Income Portfolio
March 31, 2024
VIPSI-NPRT1-0524
1.799886.120
Corporate Bonds - 36.8%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.5%
COMMUNICATION SERVICES - 0.2%
Media - 0.2%
DISH Network Corp.:
0% 12/15/25		1,767,000	1,289,910
3.375% 8/15/26		2,667,000	1,660,208
			2,950,118
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
New Cotai LLC 5% 2/24/27 (b)		310,010	666,522

FINANCIALS - 0.0%
Capital Markets - 0.0%
Coinbase Global, Inc. 0.25% 4/1/30 (c)		390,000	410,834

INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Wolfspeed, Inc. 1.875% 12/1/29		4,903,000	2,736,364

TOTAL CONVERTIBLE BONDS			6,763,838
Nonconvertible Bonds - 36.3%
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 0.9%
Altice France SA:
5.125% 7/15/29(c)		3,835,000	2,592,589
5.5% 1/15/28(c)		1,190,000	845,189
5.5% 10/15/29(c)		2,810,000	1,907,240
Colombia Telecomunicaciones SA 4.95% 7/17/30 (c)		210,000	145,622
Frontier Communications Holdings LLC:
5% 5/1/28(c)		1,165,000	1,081,368
5.875% 10/15/27(c)		620,000	600,245
IHS Holding Ltd. 5.625% 11/29/26 (c)		415,000	386,469
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (c)		830,000	481,400
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (c)		280,000	286,323
Qtel International Finance Ltd. 2.625% 4/8/31 (c)		385,000	330,985
Qwest Corp. 7.25% 9/15/25		35,000	34,125
Sable International Finance Ltd. 5.75% 9/7/27 (c)		1,722,000	1,654,136
Sitios Latinoamerica S.A.B. de CV 5.375% 4/4/32 (c)		445,000	414,823
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (c)		570,000	555,928
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (c)		600,000	563,250
Windstream Escrow LLC 7.75% 8/15/28 (c)		730,000	675,667
			12,555,359
Entertainment - 0.1%
Roblox Corp. 3.875% 5/1/30 (c)		1,160,000	1,021,946

Interactive Media & Services - 0.1%
Tencent Holdings Ltd.:
1.81% 1/26/26(c)		240,000	225,975
2.39% 6/3/30(c)		495,000	422,799
3.975% 4/11/29(c)		180,000	171,006
			819,780
Media - 1.3%
Altice Financing SA:
5% 1/15/28(c)		990,000	814,814
5.75% 8/15/29(c)		1,190,000	953,477
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 8/15/30(c)		1,145,000	959,564
5.375% 6/1/29(c)		4,035,000	3,693,832
DISH DBS Corp. 5.75% 12/1/28 (c)		685,000	470,770
DISH Network Corp. 11.75% 11/15/27 (c)		2,090,000	2,133,746
Gannett Holdings LLC 6% 11/1/26 (c)		400,000	365,800
LCPR Senior Secured Financing DAC:
5.125% 7/15/29(c)		1,370,000	1,147,339
6.75% 10/15/27(c)		544,000	510,554
Scripps Escrow II, Inc. 3.875% 1/15/29 (c)		165,000	131,203
Sirius XM Radio, Inc.:
3.875% 9/1/31(c)		570,000	475,274
4% 7/15/28(c)		580,000	530,625
5% 8/1/27(c)		485,000	466,610
Telecomunicaciones Digitales SA 4.5% 1/30/30 (c)		1,020,000	909,713
TV Azteca SA de CV 8.25% (Reg. S) (d)		1,500,000	563,820
Univision Communications, Inc.:
4.5% 5/1/29(c)		570,000	509,383
7.375% 6/30/30(c)		2,520,000	2,491,880
Videotron Ltd. 5.125% 4/15/27 (c)		615,000	601,965
VTR Finance BV 6.375% 7/15/28 (c)		320,000	180,000
VZ Secured Financing BV 5% 1/15/32 (c)		1,105,000	948,757
Ziggo BV 4.875% 1/15/30 (c)		430,000	386,026
			19,245,152
Wireless Telecommunication Services - 0.5%
AXIAN Telecom 7.375% 2/16/27 (c)		525,000	509,539
Bharti Airtel International BV 5.35% 5/20/24 (c)		594,000	593,566
C&W Senior Finance Ltd. 6.875% 9/15/27 (c)		2,480,000	2,349,800
CT Trust 5.125% 2/3/32 (c)		720,000	634,068
Intelsat Jackson Holdings SA 6.5% 3/15/30 (c)		1,160,000	1,077,721
Millicom International Cellular SA:
4.5% 4/27/31(c)		530,000	450,500
7.375% 4/2/32(c)		265,000	265,265
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (c)		315,000	317,461
VMED O2 UK Financing I PLC 4.75% 7/15/31 (c)		995,000	857,575
VTR Comunicaciones SpA:
4.375% 4/15/29(c)		210,000	145,097
5.125% 1/15/28(c)		620,000	437,100
			7,637,692
TOTAL COMMUNICATION SERVICES			41,279,929

CONSUMER DISCRETIONARY - 4.3%
Automobile Components - 0.3%
Adient Global Holdings Ltd. 7% 4/15/28 (c)		300,000	306,540
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (c)		600,000	608,177
Dana, Inc. 4.5% 2/15/32		410,000	354,372
Hertz Corp.:
4.625% 12/1/26(c)		230,000	208,734
5% 12/1/29(c)		450,000	347,745
5.5%(b)(c)(d)		650,000	21,125
6%(b)(c)(d)		575,000	51,750
6.25%(b)(d)		670,000	21,775
7.125%(b)(c)(d)		620,000	55,800
Macquarie AirFinance Holdings:
6.4% 3/26/29(c)		195,000	198,056
6.5% 3/26/31(c)		295,000	300,324
8.125% 3/30/29(c)		435,000	460,066
Metalsa SA de CV 3.75% 5/4/31 (c)		455,000	367,697
Nesco Holdings II, Inc. 5.5% 4/15/29 (c)		715,000	676,463
Tenneco, Inc. 8% 11/17/28 (c)		880,000	802,946
			4,781,570
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd. 10% 3/31/29 (c)		420,000	426,367
McLaren Finance PLC 7.5% 8/1/26 (c)		390,000	344,175
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 11.4932% 10/15/26 (c)(e)(f)		595,000	598,392
			1,368,934
Broadline Retail - 0.2%
Alibaba Group Holding Ltd. 2.125% 2/9/31		300,000	249,342
Angi Group LLC 3.875% 8/15/28 (c)		335,000	290,786
JD.com, Inc. 3.375% 1/14/30		850,000	774,031
Prosus NV:
2.031% 8/3/32 (Reg. S)	EUR	210,000	181,183
3.061% 7/13/31(c)		385,000	310,888
3.68% 1/21/30(c)		370,000	323,473
4.027% 8/3/50(c)		595,000	381,172
4.193% 1/19/32(c)		205,000	177,581
			2,688,456
Distributors - 0.0%
Windsor Holdings III, LLC 8.5% 6/15/30 (c)		295,000	309,310

Diversified Consumer Services - 0.3%
Adtalem Global Education, Inc. 5.5% 3/1/28 (c)		420,000	402,075
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (c)		1,130,000	1,130,949
Service Corp. International 4% 5/15/31		570,000	504,995
Sotheby's 7.375% 10/15/27 (c)		295,000	274,669
Sotheby's/Bidfair Holdings, Inc. 5.875% 6/1/29 (c)		430,000	361,420
TKC Holdings, Inc. 6.875% 5/15/28 (c)		950,000	901,717
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (c)		475,000	464,252
			4,040,077
Hotels, Restaurants & Leisure - 2.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28(c)		570,000	535,694
4% 10/15/30(c)		2,320,000	2,067,124
4.375% 1/15/28(c)		560,000	529,721
Affinity Interactive 6.875% 12/15/27 (c)		250,000	233,597
Bimbo Bakeries U.S.A., Inc.:
5.375% 1/9/36(c)		200,000	197,166
6.4% 1/15/34(c)		400,000	426,792
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (c)		270,000	250,425
Boyd Gaming Corp. 4.75% 6/15/31 (c)		715,000	657,047
Caesars Entertainment, Inc. 7% 2/15/30 (c)		905,000	928,969
Carnival Corp.:
4% 8/1/28(c)		3,420,000	3,185,713
7% 8/15/29(c)		300,000	312,896
7.625% 3/1/26(c)		1,070,000	1,082,582
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (c)		885,000	965,410
Churchill Downs, Inc.:
5.75% 4/1/30(c)		725,000	699,844
6.75% 5/1/31(c)		600,000	603,352
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29(c)		1,175,000	1,077,447
6.75% 1/15/30(c)		1,600,000	1,436,660
Garden SpinCo Corp. 8.625% 7/20/30 (c)		260,000	280,086
GENM Capital Labuan Ltd. 3.882% 4/19/31 (c)		595,000	521,369
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29(c)		330,000	302,736
4% 5/1/31(c)		500,000	446,883
4.875% 1/15/30		975,000	934,831
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		435,000	427,663
Jacobs Entertainment, Inc. 6.75% 2/15/29 (c)		395,000	383,711
Light & Wonder International, Inc. 7.5% 9/1/31 (c)		295,000	306,771
McDonald's Corp. 4.25% 3/7/35 (Reg. S)	EUR	1,824,000	2,074,726
Meituan:
2.125% 10/28/25(c)		275,000	260,219
3.05% 10/28/30(c)		335,000	286,984
Melco Resorts Finance Ltd.:
5.25% 4/26/26(c)		475,000	458,653
5.75% 7/21/28(c)		270,000	255,660
Merlin Entertainments PLC 5.75% 6/15/26 (c)		395,000	391,333
MGM Resorts International:
4.75% 10/15/28		665,000	632,456
6.75% 5/1/25		1,485,000	1,484,296
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		600,000	590,640
NCL Corp. Ltd. 5.875% 2/15/27 (c)		550,000	543,396
Ontario Gaming Gta LP/Otg Co.-I 8% 8/1/30 (c)		600,000	617,983
Papa John's International, Inc. 3.875% 9/15/29 (c)		255,000	226,140
Premier Entertainment Sub LLC:
5.625% 9/1/29(c)		510,000	389,349
5.875% 9/1/31(c)		110,000	80,417
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27(c)		415,000	409,148
6.25% 3/15/32(c)		565,000	569,497
7.25% 1/15/30(c)		300,000	311,695
8.25% 1/15/29(c)		2,295,000	2,429,581
9.25% 1/15/29(c)		1,725,000	1,850,175
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (c)		560,000	527,436
Station Casinos LLC 4.625% 12/1/31 (c)		410,000	368,506
Studio City Finance Ltd. 5% 1/15/29 (c)		320,000	281,200
Vail Resorts, Inc. 6.25% 5/15/25 (c)		380,000	380,100
Voc Escrow Ltd. 5% 2/15/28 (c)		990,000	952,463
Yum! Brands, Inc. 4.625% 1/31/32		590,000	544,463
			35,711,005
Household Durables - 0.3%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (c)		410,000	374,604
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (c)		405,000	363,257
Century Communities, Inc. 3.875% 8/15/29 (c)		420,000	378,141
LGI Homes, Inc. 8.75% 12/15/28 (c)		285,000	300,713
Tempur Sealy International, Inc.:
3.875% 10/15/31(c)		735,000	624,166
4% 4/15/29(c)		790,000	716,933
TopBuild Corp. 3.625% 3/15/29 (c)		305,000	277,063
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24		780,000	778,404
TRI Pointe Homes, Inc. 5.7% 6/15/28		865,000	851,704
			4,664,985
Specialty Retail - 0.5%
Arko Corp. 5.125% 11/15/29 (c)		415,000	343,484
Asbury Automotive Group, Inc.:
4.5% 3/1/28		184,000	175,184
4.625% 11/15/29(c)		450,000	415,271
4.75% 3/1/30		184,000	169,458
5% 2/15/32(c)		485,000	439,430
Bath & Body Works, Inc.:
6.625% 10/1/30(c)		925,000	944,887
6.75% 7/1/36		870,000	878,710
7.5% 6/15/29		500,000	518,183
Carvana Co.:
12% 12/1/28 pay-in-kind(c)(e)		183,511	179,426
13% 6/1/30 pay-in-kind(c)(e)		278,575	271,673
14% 6/1/31 pay-in-kind(c)(e)		330,834	332,530
LBM Acquisition LLC 6.25% 1/15/29 (c)		900,000	843,811
LCM Investments Holdings 8.25% 8/1/31 (c)		355,000	371,386
PetSmart, Inc. / PetSmart Finance Corp.:
4.75% 2/15/28(c)		610,000	571,110
7.75% 2/15/29(c)		445,000	433,226
Wand NewCo 3, Inc. 7.625% 1/30/32 (c)		565,000	584,338
			7,472,107
Textiles, Apparel & Luxury Goods - 0.1%
Crocs, Inc.:
4.125% 8/15/31(c)		280,000	242,601
4.25% 3/15/29(c)		435,000	397,687
Kontoor Brands, Inc. 4.125% 11/15/29 (c)		240,000	215,412
			855,700
TOTAL CONSUMER DISCRETIONARY			61,892,144

CONSUMER STAPLES - 1.6%
Beverages - 0.2%
Anheuser-Busch InBev SA NV 3.95% 3/22/44 (Reg. S)	EUR	1,250,000	1,377,058
Central American Bottling Corp. 5.25% 4/27/29 (c)		600,000	569,184
Triton Water Holdings, Inc. 6.25% 4/1/29 (c)		315,000	286,907
			2,233,149
Consumer Staples Distribution & Retail - 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(c)		525,000	471,232
4.625% 1/15/27(c)		1,310,000	1,267,811
4.875% 2/15/30(c)		5,365,000	5,104,407
C&S Group Enterprises LLC 5% 12/15/28 (c)		510,000	408,126
KeHE Distributor / Nextwave 9% 2/15/29 (c)		1,030,000	1,044,240
Minerva Luxembourg SA 8.875% 9/13/33 (c)		320,000	336,690
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (c)		615,000	611,156
Performance Food Group, Inc.:
4.25% 8/1/29(c)		400,000	366,565
5.5% 10/15/27(c)		475,000	466,289
U.S. Foods, Inc. 7.25% 1/15/32 (c)		290,000	301,812
United Natural Foods, Inc. 6.75% 10/15/28 (c)		465,000	386,226
			10,764,554
Food Products - 0.7%
Adecoagro SA 6% 9/21/27 (c)		570,000	556,641
Camposol SA 6% 2/3/27 (c)		295,000	222,448
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (c)		375,000	349,701
Darling Ingredients, Inc. 6% 6/15/30 (c)		675,000	668,927
Fiesta Purchaser, Inc. 7.875% 3/1/31 (c)		535,000	552,495
Lamb Weston Holdings, Inc.:
4.125% 1/31/30(c)		555,000	506,051
4.375% 1/31/32(c)		275,000	246,597
MARB BondCo PLC 3.95% 1/29/31 (c)		345,000	281,972
Post Holdings, Inc.:
4.5% 9/15/31(c)		1,215,000	1,092,883
4.625% 4/15/30(c)		3,850,000	3,534,330
5.5% 12/15/29(c)		1,085,000	1,048,492
Simmons Foods, Inc. 4.625% 3/1/29 (c)		430,000	379,996
			9,440,533
Household Products - 0.0%
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (c)		430,000	414,204

Personal Care Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (c)		685,000	705,613

TOTAL CONSUMER STAPLES			23,558,053

ENERGY - 6.5%
Energy Equipment & Services - 0.8%
Borr IHC Ltd. / Borr Finance Ltd.:
10% 11/15/28(c)		435,000	452,400
10.375% 11/15/30(c)		145,000	150,800
CGG SA 8.75% 4/1/27 (c)		590,000	534,488
Diamond Foreign Asset Co. / Diamond Finance, LLC 8.5% 10/1/30 (c)		290,000	306,068
Guara Norte SARL 5.198% 6/15/34 (c)		428,395	389,438
Jonah Energy Parent LLC 12% 11/5/25 (b)(g)		347,812	371,289
Nabors Industries Ltd. 7.5% 1/15/28 (c)		510,000	478,338
Nabors Industries, Inc. 9.125% 1/31/30 (c)		575,000	597,803
Noble Finance II LLC 8% 4/15/30 (c)		300,000	312,495
NuStar Logistics LP 6% 6/1/26		640,000	637,143
Oleoducto Central SA 4% 7/14/27 (c)		454,000	423,497
Seadrill Finance Ltd. 8.375% 8/1/30 (c)		595,000	624,267
Southern Gas Corridor CJSC 6.875% 3/24/26 (c)		1,075,000	1,087,094
The Oil and Gas Holding Co.:
7.5% 10/25/27(c)		665,000	682,456
8.375% 11/7/28(c)		180,000	193,838
Transocean Titan Finance Ltd. 8.375% 2/1/28 (c)		621,000	646,282
Transocean, Inc.:
7.5% 1/15/26(c)		150,000	149,061
8% 2/1/27(c)		445,000	441,694
8.75% 2/15/30(c)		1,327,500	1,384,152
11.5% 1/30/27(c)		580,000	604,487
Valaris Ltd. 8.375% 4/30/30 (c)		295,000	304,302
			10,771,392
Oil, Gas & Consumable Fuels - 5.7%
Altus Midstream LP 5.875% 6/15/30 (c)		425,000	415,704
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29(c)		430,000	413,514
5.75% 1/15/28(c)		955,000	940,293
BP Capital Markets BV 4.323% 5/12/35 (Reg. S)	EUR	2,243,000	2,557,647
Canacol Energy Ltd. 5.75% 11/24/28 (c)		265,000	117,594
Chesapeake Energy Corp.:
5.875% 2/1/29(c)		310,000	307,453
6.75% 4/15/29(c)		440,000	444,714
7%(b)(d)		360,000	0
8%(b)(d)		115,000	0
8%(b)(d)		180,000	0
Citgo Petroleum Corp.:
6.375% 6/15/26(c)		470,000	471,402
7% 6/15/25(c)		1,340,000	1,338,329
8.375% 1/15/29(c)		1,280,000	1,344,820
Civitas Resources, Inc. 8.625% 11/1/30 (c)		580,000	622,791
CNX Midstream Partners LP 4.75% 4/15/30 (c)		295,000	262,925
CNX Resources Corp.:
6% 1/15/29(c)		315,000	308,412
7.375% 1/15/31(c)		295,000	300,437
Comstock Resources, Inc.:
5.875% 1/15/30(c)		1,525,000	1,381,053
6.75% 3/1/29(c)		1,030,000	982,252
CQP Holdco LP / BIP-V Chinook Holdco LLC:
5.5% 6/15/31(c)		1,265,000	1,195,572
7.5% 12/15/33(c)		760,000	782,205
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (c)		245,000	242,005
CVR Energy, Inc.:
5.75% 2/15/28(c)		2,320,000	2,175,560
8.5% 1/15/29(c)		2,000,000	2,025,054
DT Midstream, Inc.:
4.125% 6/15/29(c)		430,000	395,313
4.375% 6/15/31(c)		430,000	389,418
Ecopetrol SA:
4.625% 11/2/31		335,000	276,693
8.875% 1/13/33		960,000	1,008,470
EG Global Finance PLC 12% 11/30/28 (c)		3,580,000	3,805,314
EIG Pearl Holdings SARL 3.545% 8/31/36 (c)		1,345,000	1,148,714
Empresa Nacional de Petroleo 6.15% 5/10/33 (c)		305,000	307,192
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (c)		880,000	887,133
Energean Israel Finance Ltd.:
4.875% 3/30/26 (Reg. S)(c)		615,000	582,713
8.5% 9/30/33 (Reg. S)(c)		200,000	197,724
Energean PLC 6.5% 4/30/27 (c)		550,000	517,859
Energy Transfer LP:
5.5% 6/1/27		860,000	865,367
5.625% 5/1/27(c)		2,960,000	2,949,342
5.75% 4/1/25		250,000	249,921
6% 2/1/29(c)		2,415,000	2,436,158
EnLink Midstream LLC 6.5% 9/1/30 (c)		895,000	920,799
FEL Energy VI SARL 5.75% 12/1/40 (c)		257,831	236,237
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34(c)		331,282	285,109
2.625% 3/31/36(c)		1,210,000	987,284
GeoPark Ltd. 5.5% 1/17/27 (c)		505,000	458,288
Global Partners LP/GLP Finance Corp. 8.25% 1/15/32 (c)		355,000	368,151
Gran Tierra Energy, Inc. 9.5% 10/15/29 (c)		350,000	325,610
Hess Midstream Operations LP:
4.25% 2/15/30(c)		460,000	422,697
5.125% 6/15/28(c)		595,000	575,761
5.5% 10/15/30(c)		275,000	266,460
5.625% 2/15/26(c)		795,000	788,646
HF Sinclair Corp.:
5% 2/1/28(c)		400,000	388,583
6.375% 4/15/27(c)		280,000	281,575
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (c)		590,000	589,356
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (c)		740,000	780,857
KazMunaiGaz National Co.:
3.5% 4/14/33(c)		335,000	278,678
5.375% 4/24/30(c)		165,000	161,958
5.75% 4/19/47(c)		170,000	147,688
Kosmos Energy Ltd. 7.125% 4/4/26 (c)		1,565,000	1,540,058
Leviathan Bond Ltd. 6.125% 6/30/25 (Reg. S) (c)		495,000	485,971
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (c)		993,535	895,672
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (c)		640,000	619,962
Medco Maple Tree Pte. Ltd. 8.96% 4/27/29 (c)		550,000	572,344
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (c)		210,000	210,197
MEG Energy Corp. 7.125% 2/1/27 (c)		353,000	357,641
Mesquite Energy, Inc. 7.25% (b)(c)(d)		1,063,000	0
Murphy Oil U.S.A., Inc.:
4.75% 9/15/29		370,000	350,916
5.625% 5/1/27		305,000	302,178
NAK Naftogaz Ukraine:
7.625% 11/8/28(c)		230,000	139,150
7.65% (Reg. S)(d)		622,250	507,134
New Fortress Energy, Inc. 6.75% 9/15/25 (c)		480,000	476,728
NGPL PipeCo LLC 4.875% 8/15/27 (c)		150,000	146,317
Northern Oil & Gas, Inc.:
8.125% 3/1/28(c)		290,000	294,347
8.75% 6/15/31(c)		590,000	623,018
Nostrum Oil & Gas Finance BV 14% 6/30/26 pay-in-kind (c)(e)		12,231	2,626
Occidental Petroleum Corp. 7.2% 3/15/29		240,000	255,154
Parkland Corp.:
4.5% 10/1/29(c)		440,000	406,964
4.625% 5/1/30(c)		550,000	507,044
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		1,445,000	1,421,868
7.875% 9/15/30(c)		870,000	902,423
Permian Resources Operating LLC 5.875% 7/1/29 (c)		405,000	396,900
Petroleos de Venezuela SA:
5.375%(d)		480,000	43,911
6%(c)(d)		930,000	85,645
6%(c)(d)		585,000	52,943
12.75%(c)(d)		110,000	13,365
Petroleos Mexicanos:
5.95% 1/28/31		305,000	244,427
6.5% 6/2/41		170,000	115,473
6.625% 6/15/35		1,965,000	1,491,435
6.7% 2/16/32		821,000	683,483
6.75% 9/21/47		798,000	527,478
6.875% 8/4/26		555,000	538,489
6.95% 1/28/60		780,000	515,619
7.69% 1/23/50		4,073,000	2,926,532
Petronas Capital Ltd.:
3.404% 4/28/61(c)		500,000	343,865
3.5% 4/21/30(c)		230,000	211,214
Petrorio Luxembourg SARL 6.125% 6/9/26 (c)		230,000	225,458
PT Adaro Indonesia 4.25% 10/31/24 (c)		725,000	713,898
PT Pertamina Persero 4.175% 1/21/50 (c)		240,000	190,350
QatarEnergy:
1.375% 9/12/26(c)		900,000	825,188
2.25% 7/12/31(c)		1,255,000	1,051,847
3.125% 7/12/41(c)		1,235,000	921,569
3.3% 7/12/51(c)		930,000	656,813
SA Global Sukuk Ltd. 1.602% 6/17/26 (c)		775,000	717,844
Saudi Arabian Oil Co.:
2.25% 11/24/30(c)		1,010,000	851,556
3.25% 11/24/50(c)		800,000	542,200
3.5% 4/16/29(c)		1,400,000	1,304,590
3.5% 11/24/70(c)		460,000	300,438
4.25% 4/16/39(c)		1,705,000	1,492,408
4.375% 4/16/49(c)		215,000	178,517
Sinopec Group Overseas Development Ltd. 2.7% 5/13/30 (c)		220,000	198,218
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (c)		720,000	744,697
SM Energy Co.:
5.625% 6/1/25		330,000	328,434
6.625% 1/15/27		1,125,000	1,124,000
6.75% 9/15/26		250,000	250,250
Southwestern Energy Co.:
5.375% 3/15/30		560,000	538,978
5.7% 1/23/25(h)		14,000	13,934
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		605,000	562,359
4.5% 4/30/30		555,000	508,225
7% 9/15/28(c)		290,000	296,307
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28(c)		30,000	28,904
6% 3/1/27(c)		300,000	295,325
6% 9/1/31(c)		540,000	503,955
Talos Production, Inc.:
9% 2/1/29(c)		250,000	265,492
9.375% 2/1/31(c)		285,000	303,827
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31		625,000	598,304
Teine Energy Ltd. 6.875% 4/15/29 (c)		445,000	432,758
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (c)		650,000	528,328
Tullow Oil PLC:
7% 3/1/25(c)		125,000	121,211
10.25% 5/15/26(c)		907,000	861,831
Unit Corp. 0% 12/1/29 (b)		120,000	0
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29(c)		355,000	319,552
4.125% 8/15/31(c)		355,000	315,666
6.25% 1/15/30(c)		1,195,000	1,202,245
			82,434,771
TOTAL ENERGY			93,206,163

FINANCIALS - 5.2%
Banks - 1.0%
Access Bank PLC 6.125% 9/21/26 (c)		470,000	434,947
AIB Group PLC 2.875% 5/30/31 (Reg. S) (e)	EUR	619,000	644,689
Banco Do Brasil SA 6% 3/18/31 (c)		420,000	419,265
Banco Santander SA 5.75% 8/23/33 (Reg. S) (e)	EUR	2,100,000	2,377,364
Bank of Ireland Group PLC 6.75% 3/1/33 (Reg. S) (e)	EUR	400,000	461,010
BankMuscat SAOG 4.75% 3/17/26 (Reg. S)		225,000	220,084
Banque Federative du Credit Mutuel SA 3.75% 2/3/34 (Reg. S)	EUR	400,000	436,999
Barclays PLC:
4.506% 1/31/33 (Reg. S)(e)	EUR	1,881,000	2,079,482
5.262% 1/29/34 (Reg. S)(e)	EUR	1,872,000	2,178,207
Commerzbank AG:
4.625% 1/17/31 (Reg. S)(e)	EUR	600,000	663,235
6.5% 12/6/32 (Reg. S)(e)	EUR	300,000	340,798
6.75% 10/5/33 (Reg. S)(e)	EUR	600,000	695,524
HSBC Holdings PLC Eur Swap Annual 5Y Index + 3.300% 6.364% 11/16/32 (Reg. S) (e)(f)	EUR	1,125,000	1,295,374
Intesa Sanpaolo SpA 6.184% 2/20/34 (Reg. S) (e)	EUR	262,000	300,192
Magyar Export-Import Bank 6.125% 12/4/27 (c)		200,000	201,250
NatWest Group PLC 5.763% 2/28/34 (Reg. S) (e)	EUR	1,886,000	2,145,526
OTP Bank PLC 8.75% 5/15/33 (Reg. S) (e)		215,000	222,638
Standard Chartered Bank 18.4607% 8/11/32 (b)(c)	KES	14,100,000	106,291
			15,222,875
Capital Markets - 0.9%
AssuredPartners, Inc.:
5.625% 1/15/29(c)		475,000	437,608
7.5% 2/15/32(c)		280,000	275,143
Broadstreet Partners, Inc. 5.875% 4/15/29 (c)		725,000	671,034
Coinbase Global, Inc.:
3.375% 10/1/28(c)		1,445,000	1,238,102
3.625% 10/1/31(c)		865,000	698,538
Deutsche Bank AG 4% 6/24/32 (Reg. S) (e)	EUR	4,000,000	4,176,444
Hightower Holding LLC 6.75% 4/15/29 (c)		285,000	267,823
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (c)		395,000	365,452
MSCI, Inc.:
3.25% 8/15/33(c)		420,000	346,010
4% 11/15/29(c)		340,000	314,403
UBS Group AG:
4.125% 6/9/33 (Reg. S)(e)	EUR	1,578,000	1,726,425
4.75% 3/17/32 (Reg. S)(e)	EUR	1,401,000	1,589,657
VistaJet Malta Finance PLC / XO Management Holding, Inc. 9.5% 6/1/28 (c)		450,000	382,641
			12,489,280
Consumer Finance - 0.9%
Ally Financial, Inc.:
8% 11/1/31		823,000	912,649
8% 11/1/31		5,045,000	5,619,585
OneMain Finance Corp.:
4% 9/15/30		330,000	282,429
5.375% 11/15/29		500,000	470,106
6.625% 1/15/28		385,000	386,237
6.875% 3/15/25		700,000	707,319
7.125% 3/15/26		3,310,000	3,370,063
7.875% 3/15/30		285,000	293,998
Shriram Finance Ltd.:
4.15% 7/18/25(c)		545,000	527,628
6.625% 4/22/27(c)		230,000	230,483
			12,800,497
Financial Services - 0.8%
Block, Inc. 3.5% 6/1/31		570,000	496,097
Compass Group Diversified Holdings LLC 5% 1/15/32 (c)		275,000	245,783
Cosan Luxembourg SA 7.25% 6/27/31 (c)		300,000	305,025
CRH SMW Finance DAC 4.25% 7/11/35 (Reg. S)	EUR	1,791,000	2,023,576
GACI First Investment 5.25% 10/13/32 (Reg. S)		315,000	318,347
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		630,000	537,133
5.25% 5/15/27		1,730,000	1,600,250
6.25% 5/15/26		1,305,000	1,259,749
6.375% 12/15/25		790,000	783,600
James Hardie International Finance Ltd. 5% 1/15/28 (c)		455,000	443,282
Liberty Costa Rica SR SF 10.875% 1/15/31 (c)		425,000	447,047
MDGH GMTN RSC Ltd.:
2.875% 11/7/29(c)		530,000	478,491
4.375% 11/22/33(c)		305,000	290,131
5.084% 5/22/53(c)		345,000	325,364
5.5% 4/28/33(c)		300,000	310,287
MGIC Investment Corp. 5.25% 8/15/28		465,000	451,698
NCR Atleos Corp. 9.5% 4/1/29 (c)		435,000	465,280
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (c)		230,000	162,003
Raizen Fuels Finance SA 6.95% 3/5/54 (c)		360,000	369,103
			11,312,246
Insurance - 1.6%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29(c)		425,000	389,758
8.25% 2/1/29(c)		1,335,000	1,340,991
10.125% 8/1/26(c)		690,000	716,310
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
4.25% 10/15/27(c)		665,000	626,071
5.875% 11/1/29(c)		415,000	385,530
6.75% 10/15/27(c)		1,985,000	1,955,669
6.75% 4/15/28(c)		1,760,000	1,772,422
7% 1/15/31(c)		490,000	494,909
AmWINS Group, Inc. 4.875% 6/30/29 (c)		415,000	387,354
ASR Nederland NV 7% 12/7/43 (Reg. S) (e)	EUR	2,916,000	3,626,448
GTCR AP Finance, Inc. 8% 5/15/27 (c)		290,000	290,100
HUB International Ltd.:
5.625% 12/1/29(c)		1,705,000	1,598,653
7.25% 6/15/30(c)		1,915,000	1,968,040
7.375% 1/31/32(c)		710,000	714,781
MAPFRE SA 2.875% 4/13/30 (Reg. S)	EUR	1,400,000	1,407,067
National Financial Partners Corp.:
4.875% 8/15/28(c)		580,000	581,313
6.875% 8/15/28(c)		1,175,000	1,189,997
8.5% 10/1/31(c)		380,000	418,212
NN Group NV 6% 11/3/43 (Reg. S) (e)	EUR	1,221,000	1,434,985
Panther Escrow Issuer LLC 7.125% 6/1/31 (c)(i)		970,000	986,209
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (c)		480,000	457,392
Sampo Oyj 2.5% 9/3/52 (Reg. S) (e)	EUR	222,000	206,879
USI, Inc. 7.5% 1/15/32 (c)		380,000	380,700
			23,329,790
TOTAL FINANCIALS			75,154,688

HEALTH CARE - 1.8%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/28 (c)		280,000	231,661

Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. 3.875% 11/1/29 (c)		275,000	247,896
Bausch + Lomb Corp. 8.375% 10/1/28 (c)		580,000	600,103
Hologic, Inc. 4.625% 2/1/28 (c)		215,000	206,988
			1,054,987
Health Care Providers & Services - 1.1%
180 Medical, Inc. 3.875% 10/15/29 (c)		300,000	270,615
Auna SA 10% 12/15/29 (c)		286,000	296,868
Cano Health, Inc. 6.25% (c)(d)		185,000	115
Community Health Systems, Inc.:
4.75% 2/15/31(c)		1,150,000	887,509
5.25% 5/15/30(c)		825,000	672,715
6% 1/15/29(c)		485,000	423,695
6.125% 4/1/30(c)		1,035,000	746,353
8% 3/15/26(c)		857,000	855,270
10.875% 1/15/32(c)		915,000	942,469
DaVita, Inc.:
3.75% 2/15/31(c)		210,000	175,825
4.625% 6/1/30(c)		1,590,000	1,423,501
HealthEquity, Inc. 4.5% 10/1/29 (c)		295,000	272,178
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (c)		325,000	235,656
Modivcare, Inc. 5.875% 11/15/25 (c)		485,000	472,318
Molina Healthcare, Inc.:
3.875% 11/15/30(c)		640,000	569,008
3.875% 5/15/32(c)		550,000	478,899
4.375% 6/15/28(c)		465,000	437,113
Radiology Partners, Inc. 5% 1/31/29 pay-in-kind (c)(e)		551,295	511,492
Tenet Healthcare Corp.:
5.125% 11/1/27		975,000	953,675
6.125% 6/15/30		1,430,000	1,426,700
6.25% 2/1/27		1,850,000	1,849,359
6.75% 5/15/31(c)		2,040,000	2,077,189
			15,978,522
Health Care Technology - 0.0%
IQVIA, Inc. 5% 5/15/27 (c)		640,000	624,912

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.:
3.75% 3/15/29(c)		525,000	479,138
4% 3/15/31(c)		605,000	540,595
4.25% 5/1/28(c)		185,000	174,480
			1,194,213
Pharmaceuticals - 0.5%
Bausch Health Companies, Inc.:
4.875% 6/1/28(c)		810,000	442,020
5.75% 8/15/27(c)		870,000	502,147
6.125% 2/1/27(c)		1,495,000	931,520
11% 9/30/28(c)		240,000	160,200
Bayer AG:
5.375% 3/25/82 (Reg. S)(e)	EUR	300,000	300,190
6.625% 9/25/83 (Reg. S)(e)	EUR	200,000	214,281
7% 9/25/83 (Reg. S)(e)	EUR	1,100,000	1,193,096
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(c)		1,015,000	945,870
5.125% 4/30/31(c)		885,000	786,860
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27		555,000	537,264
5.125% 5/9/29		275,000	264,270
7.875% 9/15/29		850,000	912,458
			7,190,176
TOTAL HEALTH CARE			26,274,471

INDUSTRIALS - 5.3%
Aerospace & Defense - 1.6%
Bombardier, Inc.:
6% 2/15/28(c)		280,000	275,429
7.125% 6/15/26(c)		443,000	449,376
7.25% 7/1/31(c)(i)		280,000	280,570
7.875% 4/15/27(c)		1,158,000	1,158,809
8.75% 11/15/30(c)		430,000	459,144
BWX Technologies, Inc. 4.125% 6/30/28 (c)		630,000	587,358
Embraer Netherlands Finance BV:
5.4% 2/1/27		325,000	323,680
6.95% 1/17/28(c)		390,000	404,259
7% 7/28/30(c)		320,000	333,904
Moog, Inc. 4.25% 12/15/27 (c)		185,000	174,129
Rolls-Royce PLC 5.75% 10/15/27 (c)		650,000	651,775
TransDigm, Inc.:
4.625% 1/15/29		930,000	863,045
5.5% 11/15/27		7,825,000	7,639,156
6.375% 3/1/29(c)		780,000	782,428
6.625% 3/1/32(c)		280,000	282,881
6.75% 8/15/28(c)		3,560,000	3,604,500
6.875% 12/15/30(c)		2,350,000	2,395,578
7.125% 12/1/31(c)		575,000	592,571
7.5% 3/15/27		960,000	960,792
Triumph Group, Inc. 9% 3/15/28 (c)		405,000	426,964
			22,646,348
Air Freight & Logistics - 0.1%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/61 (c)		205,000	149,266
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (c)		365,000	329,869
Rand Parent LLC 8.5% 2/15/30 (c)		745,000	737,744
			1,216,879
Building Products - 0.2%
Advanced Drain Systems, Inc.:
5% 9/30/27(c)		125,000	121,263
6.375% 6/15/30(c)		280,000	281,449
Carrier Global Corp. 4.5% 11/29/32	EUR	1,087,000	1,243,366
MITER Brands Acquisition Holdco, Inc. / MIWD Borrower LLC 6.75% 4/1/32 (c)		420,000	421,436
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (c)		185,000	170,256
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29		475,000	447,639
			2,685,409
Commercial Services & Supplies - 1.1%
Artera Services LLC 8.5% 2/15/31 (c)		1,175,000	1,204,661
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28(c)		502,000	458,412
4.625% 6/1/28(c)		348,000	316,320
Brand Industrial Services, Inc. 10.375% 8/1/30 (c)		2,225,000	2,408,925
Clean Harbors, Inc. 6.375% 2/1/31 (c)		250,000	251,836
CoreCivic, Inc. 8.25% 4/15/29		1,575,000	1,647,419
Covanta Holding Corp.:
4.875% 12/1/29(c)		995,000	891,769
5% 9/1/30		800,000	705,026
GFL Environmental, Inc.:
4% 8/1/28(c)		420,000	387,105
4.75% 6/15/29(c)		575,000	540,753
6.75% 1/15/31(c)		425,000	435,546
Madison IAQ LLC:
4.125% 6/30/28(c)		535,000	494,821
5.875% 6/30/29(c)		425,000	388,824
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (c)		2,380,000	2,246,125
OpenLane, Inc. 5.125% 6/1/25 (c)		525,000	516,611
The Brink's Co. 4.625% 10/15/27 (c)		620,000	588,670
The GEO Group, Inc.:
9.5% 12/31/28(c)		521,000	524,908
10.5% 6/30/28		1,563,000	1,592,306
Williams Scotsman, Inc. 7.375% 10/1/31 (c)		290,000	301,413
			15,901,450
Construction & Engineering - 0.6%
AECOM 5.125% 3/15/27		625,000	613,970
Arcosa, Inc. 4.375% 4/15/29 (c)		415,000	382,436
Bouygues SA 5.375% 6/30/42 (Reg. S)	EUR	1,800,000	2,297,738
Greensaif Pipelines Bidco SARL:
6.129% 2/23/38(c)		1,015,000	1,032,458
6.51% 2/23/42(c)		305,000	317,105
Pike Corp.:
5.5% 9/1/28(c)		1,850,000	1,770,719
8.625% 1/31/31(c)		715,000	759,807
SRS Distribution, Inc.:
4.625% 7/1/28(c)		550,000	554,021
6.125% 7/1/29(c)		230,000	234,543
			7,962,797
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/29 (c)		590,000	538,721

Ground Transportation - 0.7%
JSC Georgian Railway 4% 6/17/28 (c)		191,000	173,094
Uber Technologies, Inc.:
4.5% 8/15/29(c)		1,260,000	1,195,510
6.25% 1/15/28(c)		545,000	547,229
7.5% 9/15/27(c)		2,950,000	3,020,824
8% 11/1/26(c)		4,260,000	4,311,265
XPO, Inc.:
6.25% 6/1/28(c)		300,000	302,480
7.125% 2/1/32(c)		430,000	442,535
			9,992,937
Industrial Conglomerates - 0.1%
Honeywell International, Inc. 4.125% 11/2/34	EUR	442,000	502,834
Turkiye Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (c)		445,000	446,704
			949,538
Machinery - 0.1%
Allison Transmission, Inc. 5.875% 6/1/29 (c)		420,000	415,845
ATS Corp. 4.125% 12/15/28 (c)		460,000	421,635
Chart Industries, Inc. 7.5% 1/1/30 (c)		790,000	820,372
			1,657,852
Marine Transportation - 0.1%
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25(c)		360,000	352,688
3.75% 4/6/27(c)		570,000	543,994
Seaspan Corp. 5.5% 8/1/29 (c)		425,000	370,607
			1,267,289
Passenger Airlines - 0.5%
Air Canada 3.875% 8/15/26 (c)		425,000	405,629
Allegiant Travel Co. 7.25% 8/15/27 (c)		445,000	442,631
American Airlines, Inc.:
7.25% 2/15/28(c)		990,000	1,005,379
8.5% 5/15/29(c)		945,000	998,352
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.75% 4/20/29 (c)		1,485,000	1,459,689
Azul Secured Finance LLP:
11.5% 5/28/29(c)		623,771	529,064
11.93% 8/28/28(c)		300,000	305,016
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.:
8% 9/20/25(c)		150,000	113,869
8% 9/20/25(c)		462,000	350,716
United Airlines, Inc.:
4.375% 4/15/26(c)		1,450,000	1,401,771
4.625% 4/15/29(c)		870,000	809,100
			7,821,216
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (c)		510,000	479,745
TriNet Group, Inc. 3.5% 3/1/29 (c)		455,000	408,085
			887,830
Trading Companies & Distributors - 0.1%
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (c)		430,000	451,548
Foundation Building Materials, Inc. 6% 3/1/29 (c)		310,000	285,071
H&E Equipment Services, Inc. 3.875% 12/15/28 (c)		995,000	910,906
			1,647,525
Transportation Infrastructure - 0.0%
DP World Crescent Ltd. 3.7495% 1/30/30 (c)		425,000	394,453
DP World Ltd. 5.625% 9/25/48 (c)		400,000	381,356
			775,809
TOTAL INDUSTRIALS			75,951,600

INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.0%
HTA Group Ltd. 7% 12/18/25 (c)		340,000	339,363
IHS Netherlands Holdco BV 8% 9/18/27 (c)		390,000	372,938
			712,301
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. 5% 12/15/29 (c)		435,000	409,702
TTM Technologies, Inc. 4% 3/1/29 (c)		455,000	412,685
			822,387
IT Services - 0.2%
Acuris Finance U.S. 5% 5/1/28 (c)		430,000	390,716
CA Magnum Holdings 5.375% 10/31/26 (c)		955,000	916,800
Camelot Finance SA 4.5% 11/1/26 (c)		570,000	548,429
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(c)		610,000	550,159
5.25% 12/1/27(c)		500,000	488,985
Unisys Corp. 6.875% 11/1/27 (c)		365,000	324,394
			3,219,483
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp. 3.875% 9/1/28 (c)		690,000	633,947
Synaptics, Inc. 4% 6/15/29 (c)		350,000	314,998
			948,945
Software - 0.9%
Clarivate Science Holdings Corp.:
3.875% 7/1/28(c)		500,000	462,596
4.875% 7/1/29(c)		475,000	439,437
Cloud Software Group, Inc. 6.5% 3/31/29 (c)		4,985,000	4,730,573
Elastic NV 4.125% 7/15/29 (c)		1,165,000	1,048,389
Fair Isaac Corp. 4% 6/15/28 (c)		580,000	541,752
Gen Digital, Inc. 5% 4/15/25 (c)		530,000	526,804
ION Trading Technologies Ltd. 5.75% 5/15/28 (c)		575,000	527,593
MicroStrategy, Inc. 6.125% 6/15/28 (c)		995,000	959,905
NCR Voyix Corp.:
5% 10/1/28(c)		335,000	312,278
5.25% 10/1/30(c)		335,000	303,097
Open Text Corp. 6.9% 12/1/27 (c)		530,000	548,015
Open Text Holdings, Inc.:
4.125% 2/15/30(c)		300,000	268,763
4.125% 12/1/31(c)		245,000	215,010
PTC, Inc.:
3.625% 2/15/25(c)		350,000	342,691
4% 2/15/28(c)		345,000	322,426
UKG, Inc. 6.875% 2/1/31 (c)		425,000	432,959
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (c)		945,000	866,435
			12,848,723
Technology Hardware, Storage & Peripherals - 0.2%
Lenovo Group Ltd.:
3.421% 11/2/30(c)		485,000	425,284
5.875% 4/24/25 (Reg. S)		200,000	200,125
Seagate HDD Cayman:
8.25% 12/15/29(c)		985,000	1,058,347
8.5% 7/15/31(c)		640,000	691,624
			2,375,380
TOTAL INFORMATION TECHNOLOGY			20,927,219

MATERIALS - 3.5%
Chemicals - 1.2%
Air Products & Chemicals, Inc. 4% 3/3/35	EUR	954,000	1,076,989
BASF AG 4.25% 3/8/32 (Reg. S)	EUR	1,400,000	1,591,280
Braskem Idesa SAPI:
6.99% 2/20/32(c)		205,000	158,178
7.45% 11/15/29(c)		600,000	493,125
Braskem Netherlands BV:
5.875% 1/31/50(c)		300,000	231,228
7.25% 2/13/33(c)		375,000	360,938
8.5% 1/12/31(c)		595,000	612,255
Consolidated Energy Finance SA 12% 2/15/31 (c)		450,000	469,962
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (c)		420,000	397,688
Ingevity Corp. 3.875% 11/1/28 (c)		665,000	600,609
LSB Industries, Inc. 6.25% 10/15/28 (c)		960,000	923,924
MEGlobal BV:
2.625% 4/28/28(c)		275,000	245,266
4.25% 11/3/26(c)		235,000	225,747
MEGlobal Canada, Inc. 5% 5/18/25 (c)		445,000	439,567
NOVA Chemicals Corp. 8.5% 11/15/28 (c)		385,000	409,782
OCP SA:
3.75% 6/23/31(c)		365,000	308,910
5.625% 4/25/24(c)		670,000	669,008
6.875% 4/25/44(c)		325,000	305,916
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(c)		720,000	653,215
7.125% 10/1/27(c)		355,000	358,595
9.75% 11/15/28(c)		1,485,000	1,581,847
Orbia Advance Corp. S.A.B. de CV:
1.875% 5/11/26(c)		630,000	575,436
2.875% 5/11/31(c)		340,000	281,775
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		795,000	747,300
5.5% 3/18/31		200,000	168,490
8.75% 5/3/29(c)		200,000	203,739
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (c)		375,000	349,320
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (c)		640,000	621,140
The Scotts Miracle-Gro Co. 4% 4/1/31		595,000	513,089
W.R. Grace Holding LLC:
5.625% 8/15/29(c)		1,300,000	1,163,356
7.375% 3/1/31(c)		300,000	303,769
			17,041,443
Construction Materials - 0.2%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (c)		1,150,000	1,229,225
Summit Materials LLC/Summit Materials Finance Corp.:
5.25% 1/15/29(c)		645,000	628,512
7.25% 1/15/31(c)		435,000	450,769
			2,308,506
Containers & Packaging - 0.6%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28(c)		300,000	259,146
4% 9/1/29(c)		605,000	487,661
6% 6/15/27(c)		280,000	271,815
Cascades, Inc.:
5.125% 1/15/26(c)		300,000	294,059
5.375% 1/15/28(c)		300,000	288,015
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29(c)		915,000	914,265
8.75% 4/15/30(c)		2,175,000	2,137,023
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,269,433
7.5% 12/15/96		160,000	172,800
Graham Packaging Co., Inc. 7.125% 8/15/28 (c)		365,000	330,943
Graphic Packaging International, Inc. 3.75% 2/1/30 (c)		355,000	315,714
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (c)		255,000	241,845
Mauser Packaging Solutions Holding Co. 7.875% 8/15/26 (c)		605,000	616,344
Sealed Air Corp./Sealed Air Corp. U.S. 6.125% 2/1/28 (c)		300,000	300,623
Trident TPI Holdings, Inc. 12.75% 12/31/28 (c)		295,000	314,747
			8,214,433
Metals & Mining - 1.5%
Alcoa Nederland Holding BV:
4.125% 3/31/29(c)		775,000	711,522
6.125% 5/15/28(c)		200,000	200,299
7.125% 3/15/31(c)		230,000	234,290
Algoma Steel SCA 0% 12/31/24 (b)		102,200	0
Antofagasta PLC:
2.375% 10/14/30(c)		685,000	568,762
5.625% 5/13/32(c)		260,000	259,675
Aris Mining Corp. 6.875% 8/9/26 (c)		715,000	645,288
Arsenal AIC Parent LLC 8% 10/1/30 (c)		350,000	367,460
ATI, Inc.:
4.875% 10/1/29		280,000	263,479
5.125% 10/1/31		245,000	226,973
7.25% 8/15/30		295,000	304,919
Celtic Resources Holdings DAC 4.125% (b)(c)(d)		445,000	63,795
Cleveland-Cliffs, Inc.:
4.625% 3/1/29(c)		465,000	433,475
4.875% 3/1/31(c)		465,000	421,281
6.75% 4/15/30(c)		965,000	967,806
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (c)		245,000	235,736
Compass Minerals International, Inc. 6.75% 12/1/27 (c)		1,305,000	1,261,603
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29(c)		105,000	92,925
3.15% 1/14/30(c)		280,000	247,151
3.7% 1/30/50(c)		870,000	598,397
5.125% 2/2/33(c)		290,000	275,409
5.95% 1/8/34(c)		205,000	205,256
6.3% 9/8/53(c)		290,000	288,097
6.44% 1/26/36(c)		205,000	211,700
CSN Inova Ventures 6.75% 1/28/28 (c)		485,000	470,935
CSN Resources SA:
5.875% 4/8/32(c)		420,000	364,907
8.875% 12/5/30(c)		200,000	206,140
Eldorado Gold Corp. 6.25% 9/1/29 (c)		420,000	400,050
Endeavour Mining PLC 5% 10/14/26 (c)		580,000	547,013
ERO Copper Corp. 6.5% 2/15/30 (c)		415,000	393,731
First Quantum Minerals Ltd.:
8.625% 6/1/31(c)		1,120,000	1,086,406
9.375% 3/1/29(c)		665,000	688,883
FMG Resources Pty Ltd.:
4.375% 4/1/31(c)		445,000	397,592
4.5% 9/15/27(c)		485,000	465,896
Fresnillo PLC 4.25% 10/2/50 (c)		360,000	270,979
HudBay Minerals, Inc. 4.5% 4/1/26 (c)		360,000	348,710
Kaiser Aluminum Corp. 4.625% 3/1/28 (c)		595,000	558,310
Metinvest BV 8.5% 4/23/26 (Reg. S)		200,000	160,000
Mineral Resources Ltd.:
8% 11/1/27(c)		280,000	285,715
8.125% 5/1/27(c)		960,000	971,153
8.5% 5/1/30(c)		210,000	216,308
9.25% 10/1/28(c)		515,000	542,398
Murray Energy Corp.:
11.25%(b)(c)(d)		490,000	0
12% pay-in-kind(b)(c)(d)(e)		548,100	0
Nexa Resources SA 6.5% 1/18/28 (c)		525,000	526,805
POSCO:
5.75% 1/17/28(c)		420,000	426,232
5.875% 1/17/33(c)		200,000	207,641
PT Freeport Indonesia:
4.763% 4/14/27(c)		225,000	219,488
5.315% 4/14/32(c)		450,000	439,313
6.2% 4/14/52(c)		265,000	262,598
PT Indonesia Asahan Aluminium 5.45% 5/15/30 (c)		880,000	867,843
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (c)		200,000	183,124
Samarco Mineracao SA 9.0494% 6/30/31 pay-in-kind (c)(e)		690,000	621,000
Stillwater Mining Co. 4% 11/16/26 (c)		410,000	366,438
TMK Capital SA 4.3% (Reg. S) (b)(d)(j)		400,000	60,000
Volcan Compania Minera SAA 4.375% 2/11/26 (c)		455,000	280,820
			21,921,726
Paper & Forest Products - 0.0%
Inversiones CMPC SA 3% 4/6/31 (c)		245,000	208,786
Suzano Austria GmbH 3.75% 1/15/31		245,000	216,366
			425,152
TOTAL MATERIALS			49,911,260

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (c)		415,000	379,007
Iron Mountain, Inc.:
4.875% 9/15/29(c)		1,300,000	1,219,646
5% 7/15/28(c)		630,000	602,709
5.25% 7/15/30(c)		585,000	553,397
5.625% 7/15/32(c)		585,000	552,582
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		665,000	456,602
4.625% 8/1/29		970,000	744,445
5% 10/15/27		2,850,000	2,386,875
Prologis International Funding II SA:
3.125% 6/1/31 (Reg. S)	EUR	2,300,000	2,364,652
4.625% 2/21/35 (Reg. S)	EUR	957,000	1,083,143
SBA Communications Corp. 3.875% 2/15/27		890,000	846,469
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (c)		335,000	249,781
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75% 4/15/28(c)		940,000	820,738
6.5% 2/15/29(c)		655,000	507,642
10.5% 2/15/28(c)		635,000	658,322
VICI Properties LP / VICI Note Co.:
3.875% 2/15/29(c)		665,000	612,045
4.25% 12/1/26(c)		1,140,000	1,096,073
4.625% 12/1/29(c)		650,000	614,721
			15,748,849
Real Estate Management & Development - 0.2%
Greystar Real Estate Partners 7.75% 9/1/30 (c)		260,000	269,100
SELP Finance SARL:
0.875% 5/27/29 (Reg. S)	EUR	588,000	546,027
3.75% 8/10/27 (Reg. S)	EUR	1,069,000	1,146,226
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30(c)		635,000	606,406
5.875% 6/15/27(c)		495,000	494,428
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (c)		300,000	277,350
			3,339,537
TOTAL REAL ESTATE			19,088,386

UTILITIES - 2.4%
Electric Utilities - 1.4%
Chile Electricity LUX MPC SARL 6.01% 1/20/33 (c)		200,000	202,625
Clearway Energy Operating LLC:
3.75% 1/15/32(c)		280,000	235,391
4.75% 3/15/28(c)		365,000	346,948
Comision Federal de Electricidad:
3.348% 2/9/31(c)		130,000	108,184
4.688% 5/15/29(c)		565,000	530,747
Electricite de France SA 4.625% 1/25/43 (Reg. S)	EUR	1,200,000	1,347,653
EnBW International Finance BV 4.3% 5/23/34 (Reg. S)	EUR	1,719,000	1,947,723
Energias de Portugal SA:
1.875% 3/14/82 (Reg. S)(e)	EUR	600,000	556,492
5.943% 4/23/83 (Reg. S)(e)	EUR	100,000	112,669
Eskom Holdings SOC Ltd.:
6.35% 8/10/28(c)		590,000	564,925
7.125% 2/11/25(c)		735,000	731,693
8.45% 8/10/28(c)		240,000	238,800
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (c)		605,000	510,494
Lamar Funding Ltd. 3.958% 5/7/25 (c)		600,000	586,500
Mong Duong Finance Holdings BV 5.125% 5/7/29 (c)		604,100	576,915
NextEra Energy Partners LP 7.25% 1/15/29 (c)		285,000	291,601
NRG Energy, Inc.:
3.375% 2/15/29(c)		305,000	270,970
3.625% 2/15/31(c)		605,000	522,089
3.875% 2/15/32(c)		58,000	49,702
5.75% 1/15/28		1,665,000	1,655,794
6.625% 1/15/27		315,000	315,157
ORSTED A/S 5.25% 12/8/22 (Reg. S) (e)	EUR	600,000	658,735
Pacific Gas & Electric Co.:
3.95% 12/1/47		578,000	432,385
4% 12/1/46		743,000	556,784
4.3% 3/15/45		315,000	248,907
PG&E Corp.:
5% 7/1/28		1,345,000	1,295,318
5.25% 7/1/30		510,000	484,619
Vistra Operations Co. LLC:
4.375% 5/1/29(c)		1,105,000	1,023,655
5% 7/31/27(c)		1,220,000	1,181,358
5.5% 9/1/26(c)		820,000	807,333
5.625% 2/15/27(c)		1,495,000	1,472,059
7.75% 10/15/31(c)		580,000	607,422
			20,471,647
Gas Utilities - 0.1%
ENN Energy Holdings Ltd. 4.625% 5/17/27 (c)		640,000	626,000
Southern Natural Gas Co. LLC:
7.35% 2/15/31		175,000	186,344
8% 3/1/32		335,000	385,209
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (c)		570,000	519,660
			1,717,213
Independent Power and Renewable Electricity Producers - 0.4%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (c)		370,000	339,972
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (c)		245,000	235,200
Buffalo Energy Mexico Holdings 7.875% 2/15/39 (c)		320,000	344,250
Energo-Pro A/S 8.5% 2/4/27 (c)		465,000	470,958
EnfraGen Energia Sur SA 5.375% 12/30/30 (c)		1,020,000	846,600
Investment Energy Resources Ltd. 6.25% 4/26/29 (c)		485,000	466,206
PT Pertamina Geothermal Energy 5.15% 4/27/28 (c)		205,000	204,103
RWE AG 4.125% 2/13/35 (Reg. S)	EUR	971,000	1,087,067
Sunnova Energy Corp.:
5.875% 9/1/26(c)		145,000	112,883
11.75% 10/1/28(c)		860,000	671,149
Termocandelaria Power Ltd. 7.875% 1/30/29 (c)		402,500	400,991
			5,179,379
Multi-Utilities - 0.3%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49(c)		448,000	364,000
4.696% 4/24/33(c)		350,000	342,125
4.875% 4/23/30(c)		195,000	195,305
E.ON SE 4.125% 3/25/44 (Reg. S)	EUR	747,000	824,450
Engie SA 3.875% 3/6/36 (Reg. S)	EUR	1,000,000	1,099,046
National Grid PLC 4.275% 1/16/35 (Reg. S)	EUR	1,388,000	1,543,251
			4,368,177
Water Utilities - 0.2%
Aegea Finance SARL 9% 1/20/31 (c)		200,000	210,875
Suez SACA 2.375% 5/24/30 (Reg. S)	EUR	1,800,000	1,813,976
			2,024,851
TOTAL UTILITIES			33,761,267

TOTAL NONCONVERTIBLE BONDS			521,005,180
TOTAL CORPORATE BONDS (Cost $545,218,578)			527,769,018

U.S. Government and Government Agency Obligations - 23.9%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.0%
Tennessee Valley Authority:
5.25% 9/15/39	126,000	131,989
5.375% 4/1/56	302,000	324,436
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		456,425
U.S. Treasury Obligations - 23.8%
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.28% 4/25/24 to 5/2/24 (k)	1,290,000	1,284,500
U.S. Treasury Bonds:
2% 8/15/51	14,526,000	8,999,878
2.25% 2/15/52	12,700,000	8,353,723
2.5% 2/15/45	17,524,000	12,813,741
2.875% 5/15/52	6,426,000	4,862,173
3% 5/15/45	1,800,000	1,435,078
3% 2/15/49	13,991,000	10,908,061
3.25% 5/15/42	1,428,000	1,213,856
3.625% 2/15/53	19,112,000	16,782,725
4.125% 8/15/53	4,580,000	4,401,809
4.375% 8/15/43	16,960,000	16,758,600
4.75% 2/15/37	8,126,000	8,642,763
U.S. Treasury Notes:
0.25% 10/31/25	1,280,000	1,192,300
0.375% 12/31/25	8,019,000	7,437,623
0.375% 1/31/26	2,100,000	1,941,598
0.625% 7/31/26	2,400,000	2,193,375
0.75% 3/31/26	4,704,000	4,358,550
0.75% 8/31/26	19,457,000	17,785,674
1% 7/31/28	4,418,000	3,849,528
1.125% 10/31/26	1,700,000	1,561,344
1.125% 8/31/28	40,242,000	35,188,120
1.25% 12/31/26	698,000	640,797
1.25% 9/30/28	2,930,000	2,570,732
1.375% 10/31/28	3,514,000	3,095,340
1.5% 1/31/27	4,595,000	4,237,452
1.5% 11/30/28	860,000	760,663
1.625% 9/30/26	4,153,000	3,873,808
1.75% 1/31/29	2,583,000	2,303,915
1.875% 2/28/27	27,200,000	25,308,750
2.25% 3/31/26	3,329,000	3,179,065
2.5% 2/28/26	7,215,000	6,930,346
2.5% 3/31/27	900,000	852,117
2.625% 7/31/29	1,210,000	1,117,974
2.75% 7/31/27	1,240,000	1,177,613
2.75% 5/31/29	155,000	144,380
2.75% 8/15/32	6,935,000	6,220,099
2.875% 4/30/29	3,300,000	3,095,297
2.875% 5/15/32	4,068,000	3,693,458
3.125% 11/15/28	1,180,000	1,123,904
3.375% 5/15/33	250,000	234,199
3.5% 1/31/28	4,190,000	4,067,410
3.5% 2/15/33	3,800,000	3,598,867
3.625% 5/15/26	3,720,000	3,646,383
3.625% 3/31/30	7,767,000	7,518,213
3.75% 5/31/30	189,000	184,046
3.875% 1/15/26	50,000	49,285
3.875% 11/30/27	850,000	836,254
3.875% 12/31/27	6,700,000	6,593,493
3.875% 8/15/33	1,810,000	1,761,922
4% 2/15/26	2,800,000	2,765,219
4% 1/15/27	4,470,000	4,416,570
4% 10/31/29	1,300,000	1,284,613
4% 7/31/30	2,500,000	2,467,383
4% 1/31/31	680,000	671,075
4.125% 2/15/27	12,610,000	12,503,603
4.125% 10/31/27	900,000	892,863
4.125% 7/31/28	850,000	844,688
4.125% 3/31/29	960,000	955,875
4.125% 8/31/30	3,320,000	3,298,731
4.125% 11/15/32	4,064,000	4,036,219
4.25% 3/15/27	8,840,000	8,799,253
4.25% 2/28/31	3,660,000	3,666,291
4.375% 11/30/28	3,230,000	3,247,033
4.375% 11/30/30	2,591,000	2,612,558
4.625% 3/15/26	2,250,000	2,248,066
4.625% 11/15/26	9,400,000	9,430,477
4.625% 9/30/30	399,000	407,744
4.875% 10/31/30	4,520,000	4,684,380
5% 10/31/25	1,990,000	1,995,764
TOTAL U.S. TREASURY OBLIGATIONS		342,009,206
Other Government Related - 0.1%
Private Export Funding Corp. Secured 1.75% 11/15/24	1,030,000	1,007,165
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $377,217,701)		343,472,796

U.S. Government Agency - Mortgage Securities - 5.1%
	Principal Amount (a)	Value ($)
Fannie Mae - 1.4%
1.5% 11/1/40 to 11/1/41	3,793,352	3,085,722
2% 2/1/28 to 5/1/42	10,023,798	8,610,858
2.5% 1/1/28 to 5/1/42	3,555,250	3,262,428
3% 11/1/34 to 2/1/52 (l)	1,627,910	1,485,508
3.5% 5/1/35 to 3/1/52 (k)	1,322,472	1,206,532
5% 10/1/52 to 12/1/52 (k)(l)	1,414,081	1,396,469
6% 6/1/53 (k)	857,312	876,573
6.5% 3/1/54	149,874	153,335
TOTAL FANNIE MAE		20,077,425
Freddie Mac - 1.0%
1.5% 12/1/40 to 4/1/41	1,060,620	868,046
2% 5/1/36 to 7/1/41	2,740,556	2,363,278
2.5% 1/1/28 to 2/1/42	7,202,583	6,443,336
3% 9/1/34	332,989	313,385
3.5% 3/1/50 to 3/1/52 (k)	1,604,448	1,445,888
5% 10/1/52 to 12/1/52 (k)(l)	1,332,205	1,315,450
5.5% 9/1/52	346,766	348,207
6.5% 10/1/53	808,817	838,497
TOTAL FREDDIE MAC		13,936,087
Ginnie Mae - 1.7%
2% 4/1/54 (i)	650,000	532,558
2% 4/1/54 (i)	700,000	573,524
2% 4/1/54 (i)	75,000	61,449
2% 4/1/54 (i)	25,000	20,483
2% 4/1/54 (i)	350,000	286,762
2% 4/1/54 (i)	1,450,000	1,188,014
2% 4/1/54 (i)	2,900,000	2,376,029
2% 4/1/54 (i)	100,000	81,932
2% 5/1/54 (i)	700,000	574,235
2% 5/1/54 (i)	350,000	287,118
2% 5/1/54 (i)	1,050,000	861,353
2% 5/1/54 (i)	1,350,000	1,107,453
2.5% 8/20/51 to 12/20/51	1,388,257	1,166,371
6.5% 4/1/54 (i)	950,000	965,790
6.5% 4/1/54 (i)	2,950,000	2,999,032
6.5% 4/1/54 (i)	1,500,000	1,524,932
6.5% 4/1/54 (i)	3,000,000	3,049,863
6.5% 4/1/54 (i)	1,900,000	1,931,580
6.5% 5/1/54 (i)	2,750,000	2,792,808
6.5% 5/1/54 (i)	2,200,000	2,234,246
TOTAL GINNIE MAE		24,615,532
Uniform Mortgage Backed Securities - 1.0%
2% 4/1/54 (i)	450,000	356,016
2% 4/1/54 (i)	250,000	197,787
2% 4/1/54 (i)	500,000	395,573
2% 4/1/54 (i)	750,000	593,360
2% 4/1/54 (i)	750,000	593,360
5.5% 4/1/54 (i)	7,000,000	6,966,367
6.5% 4/1/54 (i)	3,000,000	3,064,453
6.5% 4/1/54 (i)	2,200,000	2,247,266
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		14,414,182
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $74,054,971)		73,043,226

Collateralized Mortgage Obligations - 1.3%
	Principal Amount (a)	Value ($)
U.S. Government Agency - 1.3%
Fannie Mae:
planned amortization class Series 2021-65 Class MA, 2% 8/25/51	803,833	687,321
sequential payer:
Series 2020-101 Class BA, 1.5% 9/25/45	361,457	306,649
Series 2020-49 Class JA, 2% 8/25/44	120,278	108,079
Series 2020-51 Class BA, 2% 6/25/46	466,877	399,087
Series 2020-67 Class KZ, 3.25% 9/25/40	103,992	94,385
Series 2020-75 Class HA, 1.5% 12/25/44	1,351,576	1,154,025
Series 2021-68 Class A, 2% 7/25/49	247,928	194,151
Series 2021-85 Class L, 2.5% 8/25/48	136,664	117,131
Series 2021-96 Class HA, 2.5% 2/25/50	217,799	187,221
Series 2022-1 Class KA, 3% 5/25/48	223,943	201,612
Series 2022-13 Class MA, 3% 5/25/44	898,679	832,983
Series 2022-3:
Class G, 2% 11/25/47	463,976	394,459
Class N, 2% 10/25/47	1,740,382	1,490,111
Series 2022-4 Class B, 2.5% 5/25/49	159,757	138,324
Series 2022-49 Class TE, 4.5% 12/25/48	1,750,852	1,689,563
Series 2022-5:
Class 0, 2.5% 6/25/48	194,907	169,913
Class BA, 2.5% 12/25/49	246,841	209,552
Series 2022-65 Class GA, 5% 4/25/46	1,641,074	1,589,651
Series 2022-7 Class A, 3% 5/25/48	319,334	287,497
Series 2020-45 Class JL, 3% 7/25/40	35,260	31,598
Series 2021-59 Class H, 2% 6/25/48	139,835	112,438
Series 2021-66:
Class DA, 2% 1/25/48	151,572	122,422
Class DM, 2% 1/25/48	161,078	129,949
Freddie Mac:
planned amortization class:
Series 2021-5122 Class TE, 1.5% 6/25/51	514,326	416,484
Series 2022-5213 Class JM, 3.5% 9/25/51	782,313	735,861
Series 2022-5214 Class CG, 3.5% 4/25/52	293,673	271,717
Series 2022-5220 Class PK, 3.5% 1/25/51	375,907	351,152
Series 2022-5224 Class DQ, 3.75% 8/25/44	439,057	414,610
sequential payer:
Series 2020-5018:
Class LC, 3% 10/25/40	237,624	213,297
Class LT, 3.25% 10/25/40	107,645	97,393
Class LY, 3% 10/25/40	180,610	162,076
Series 2021-5175 Class CB, 2.5% 4/25/50	785,967	677,245
Series 2021-5180 Class KA, 2.5% 10/25/47	158,171	138,669
Series 2022-5189 Class DA, 2.5% 5/25/49	169,689	144,705
Series 2022-5190 Class BA, 2.5% 11/25/47	164,545	143,673
Series 2022-5191 Class CA, 2.5% 4/25/50	186,925	159,922
Series 2022-5197 Class DA, 2.5% 11/25/47	124,938	109,554
Series 2022-5198 Class BA, 2.5% 11/25/47	623,221	553,103
Series 2022-5200 Class LA, 3% 10/25/48	291,568	263,619
Series 2022-5202 Class LB, 2.5% 10/25/47	133,481	117,203
Series 2020-5041 Class LB, 3% 11/25/40	404,734	363,564
Series 2021-5083 Class VA, 1% 8/15/38	1,644,483	1,534,185
Series 2021-5176 Class AG, 2% 1/25/47	590,772	506,058
Series 2021-5182 Class A, 2.5% 10/25/48	1,027,400	891,594
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 2021-5159 Class GC, 2% 11/25/47	126,585	106,813

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $19,020,766)		19,020,618

Commercial Mortgage Securities - 2.2%
	Principal Amount (a)	Value ($)
Fannie Mae Series 2022-66, Class KA, 5% 10/25/52	353,337	347,507
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	1,547,266	1,520,623
Series 2015-K049 Class A2, 3.01% 7/25/25	36,000	35,057
Series 2015-K050 Class A2, 3.334% 8/25/25 (e)	1,457,293	1,422,934
Series 2015-KPLB Class A, 2.77% 5/25/25	1,180,000	1,146,399
Series 2016-K052 Class A2, 3.151% 11/25/25	2,852,314	2,773,666
Series 2016-K055 Class A2, 2.673% 3/25/26	2,100,000	2,014,310
Series 2017-K066 Class A2, 3.117% 6/25/27	290,000	277,081
Series 2017-K729 Class A2, 3.136% 10/25/24	934,017	920,899
Series 2018-K731 Class A2, 3.6% 2/25/25	344,191	339,158
Series 2018-K732 Class A2, 3.7% 5/25/25	1,731,208	1,702,304
Series 2018-K733 Class A2, 3.75% 8/25/25	1,781,228	1,747,181
Series 2019-K736 Class A2, 2.282% 7/25/26	900,000	853,831
Series 2021-K746 Class A2, 2.031% 9/25/28	800,000	716,563
Series 2022-K747 Class A2, 2.05% 11/25/28	500,000	446,904
Series K058 Class A2, 2.653% 8/25/26	1,300,000	1,238,085
Series K065 Class A2, 3.243% 4/25/27	400,000	383,891
Series K073 Class A2, 3.35% 1/25/28	300,000	287,022
Series 2016-K059 Class A2, 3.12% 9/25/26 (e)	500,000	481,005
Series 2017-K068 Class A2, 3.244% 8/25/27	375,000	358,644
Series 2017-K727 Class A2, 2.946% 7/25/24	2,090,296	2,074,720
Series K048 Class A2, 3.284% 6/25/25 (e)	1,500,000	1,467,729
Series K053 Class A2, 2.995% 12/25/25	1,200,000	1,162,145
Series K056 Class A2, 2.525% 5/25/26	200,000	190,933
Series K063 Class A2, 3.43% 1/25/27	600,000	580,110
Series K090 Class A2, 3.422% 2/25/29	500,000	474,933
Series K734 Class A2, 3.208% 2/25/26	900,000	874,184
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series 2015 K045 Class A2, 3.023% 1/25/25	348,945	342,112
Series K044 Class A2, 2.811% 1/25/25	1,692,697	1,658,701
FREMF 2015-KPLB Mortgage Trust Series 2015-KPLB Class B, 2.5% 5/25/25 (c)	4,200,000	4,036,765
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $31,924,866)		31,875,396

Foreign Government and Government Agency Obligations - 10.3%
		Principal Amount (a)	Value ($)
Abu Dhabi National Energy Co. PJSC 4.375% 1/24/29 (c)		315,000	307,519
Angola Republic:
8.25% 5/9/28 (c)		650,000	626,234
8.75% 4/14/32 (c)		170,000	156,400
9.375% 5/8/48 (c)		310,000	267,472
9.5% 11/12/25 (c)		795,000	809,658
Arab Republic of Egypt:
, yield at date of purchase 25.8506% to 31.6253% 12/10/24 to 3/18/25	EGP	30,825,000	529,193
7.0529% 1/15/32 (c)		30,000	24,853
7.5% 1/31/27 (c)		830,000	799,394
7.5% 2/16/61 (c)		480,000	344,400
7.6003% 3/1/29 (c)		370,000	341,556
7.903% 2/21/48 (c)		460,000	349,313
8.5% 1/31/47 (c)		580,000	460,375
8.7002% 3/1/49 (c)		460,000	372,169
Argentine Republic:
0.75% 7/9/30 (h)		5,725,308	2,971,793
1% 7/9/29		738,798	393,872
3.5% 7/9/41 (h)		1,140,000	458,280
3.625% 7/9/35 (h)		3,492,241	1,445,788
4.25% 1/9/38 (h)		2,032,304	940,957
Australian Commonwealth:
1.75% 11/21/32 (Reg. S)	AUD	1,600,000	877,218
1.75% 6/21/51 (Reg. S)	AUD	8,595,000	3,280,763
Bahamian Republic 6% 11/21/28 (c)		310,000	277,353
Bahrain Kingdom:
5.625% 5/18/34 (c)		155,000	139,839
7.5% 2/12/36 (c)		200,000	205,125
Bank Gospodarstwa Krajowego:
5.375% 5/22/33 (c)		200,000	199,000
6.25% 10/31/28 (c)		200,000	208,760
Barbados Government 6.5% 10/1/29 (c)		354,000	335,636
Bermuda Government:
2.375% 8/20/30 (c)		55,000	46,097
3.375% 8/20/50 (c)		165,000	110,859
3.717% 1/25/27 (c)		645,000	615,773
4.75% 2/15/29 (c)		360,000	348,466
5% 7/15/32 (c)		260,000	250,981
Bonos para la Reconstruccion de una Argentina Libre 0% 6/30/25		370,000	327,247
Brazilian Federative Republic:
3.875% 6/12/30		830,000	748,245
6% 10/20/33		335,000	331,483
7.125% 1/20/37		565,000	604,803
7.125% 5/13/54		215,000	216,720
8.25% 1/20/34		1,045,000	1,200,183
Canadian Government 1.25% 3/1/27	CAD	3,000,000	2,061,718
Chilean Republic:
2.45% 1/31/31		1,355,000	1,159,795
2.75% 1/31/27		310,000	290,916
3.1% 1/22/61		700,000	441,438
3.5% 1/31/34		200,000	175,426
4% 1/31/52		200,000	158,063
4.34% 3/7/42		260,000	226,931
5.33% 1/5/54		505,000	486,220
Colombian Republic:
3% 1/30/30		1,025,000	848,188
3.125% 4/15/31		535,000	426,663
3.25% 4/22/32		290,000	225,620
4.125% 5/15/51		220,000	136,730
5% 6/15/45		855,000	618,593
5.2% 5/15/49		650,000	476,125
6.125% 1/18/41		40,000	34,500
7.375% 9/18/37		140,000	138,950
7.5% 2/2/34		250,000	255,125
8% 4/20/33		280,000	295,680
8% 11/14/35		310,000	325,500
8.75% 11/14/53		290,000	314,505
Costa Rican Republic:
5.625% 4/30/43 (c)		285,000	257,391
6.125% 2/19/31 (c)		130,000	131,544
6.55% 4/3/34 (c)		310,000	320,850
7% 4/4/44 (c)		135,000	139,320
7.3% 11/13/54 (c)		305,000	324,158
Democratic Socialist Republic of Sri Lanka:
6.2% (c)(d)		300,000	177,000
6.825% (c)(d)		225,000	134,084
7.55% (c)(d)		235,000	137,916
7.85% (c)(d)		505,000	294,849
Dominican Republic:
4.5% 1/30/30 (c)		735,000	667,748
4.875% 9/23/32 (c)		860,000	771,044
5.875% 1/30/60 (c)		270,000	229,584
5.95% 1/25/27 (c)		445,000	442,330
6% 7/19/28 (c)		360,000	358,200
6.4% 6/5/49 (c)		340,000	319,388
6.5% 2/15/48 (c)		215,000	204,452
6.85% 1/27/45 (c)		300,000	296,550
6.875% 1/29/26 (c)		790,000	797,505
7.05% 2/3/31 (c)		225,000	233,016
7.45% 4/30/44 (c)		335,000	352,692
Dutch Government 0.5% 7/15/32 (Reg. S) (c)	EUR	10,000	9,172
Ecopetrol SA 8.375% 1/19/36		290,000	292,175
Ecuador Republic:
3.5% 7/31/35 (c)(h)		705,000	369,420
6% 7/31/30 (c)(h)		1,220,000	825,940
El Salvador Republic:
6.375% 1/18/27 (c)		75,000	65,250
7.1246% 1/20/50 (c)		290,000	199,919
7.625% 2/1/41 (c)		90,000	65,880
7.65% 6/15/35 (c)		135,000	102,803
Emirate of Abu Dhabi:
3% 9/15/51 (c)		645,000	439,205
3.125% 9/30/49 (c)		1,915,000	1,347,083
3.875% 4/16/50 (c)		620,000	495,690
Emirate of Dubai:
3.9% 9/9/50 (Reg. S)		920,000	681,663
5.25% 1/30/43 (Reg. S)		330,000	316,800
Export Credit Bank of Turkey 9% 1/28/27 (c)		305,000	318,481
Gabonese Republic:
6.625% 2/6/31 (c)		425,000	362,313
7% 11/24/31 (c)		455,000	387,461
Georgia Republic 2.75% 4/22/26 (c)		480,000	446,550
German Federal Republic:
1.8% 8/15/53(Reg. S)	EUR	2,500,000	2,333,790
2.2% 12/12/24(Reg. S)	EUR	7,265,000	7,767,493
2.4% 10/19/28(Reg. S)	EUR	2,310,000	2,496,903
2.6% 8/15/33(Reg. S)	EUR	18,750,000	20,776,224
Ghana Republic:
7.75% (c)(d)		285,000	147,666
8.627% (c)(d)		255,000	128,297
10.75% 10/14/30 (c)		520,000	354,088
Guatemalan Republic:
4.9% 6/1/30 (c)		230,000	219,506
5.375% 4/24/32 (c)		120,000	115,296
6.125% 6/1/50 (c)		225,000	208,463
6.6% 6/13/36 (c)		190,000	194,097
Hungarian Republic:
2.125% 9/22/31 (c)		205,000	162,665
3.125% 9/21/51 (c)		340,000	215,263
5.25% 6/16/29 (c)		295,000	292,050
5.5% 6/16/34 (c)		695,000	683,706
6.125% 5/22/28 (c)		225,000	230,695
6.75% 9/25/52 (c)		145,000	155,742
Indonesian Republic:
3.2% 9/23/61		400,000	265,500
4.35% 1/11/48		300,000	262,594
5.125% 1/15/45 (c)		1,160,000	1,148,528
5.25% 1/17/42 (c)		305,000	305,763
5.95% 1/8/46 (c)		350,000	377,453
6.625% 2/17/37 (c)		220,000	248,463
6.75% 1/15/44 (c)		330,000	387,028
7.75% 1/17/38 (c)		930,000	1,157,173
8.5% 10/12/35 (c)		875,000	1,120,547
Islamic Republic of Pakistan:
6% 4/8/26 (c)		730,000	649,780
6.875% 12/5/27 (c)		215,000	183,825
7.375% 4/8/31 (c)		480,000	376,853
Israeli State:
3.375% 1/15/50		595,000	399,394
5.75% 3/12/54		315,000	301,524
Ivory Coast:
5.875% 10/17/31 (c)	EUR	920,000	915,620
6.375% 3/3/28 (c)		490,000	483,569
8.25% 1/30/37 (c)		300,000	300,375
Jamaican Government:
6.75% 4/28/28		255,000	262,889
7.875% 7/28/45		160,000	188,250
Jordanian Kingdom:
4.95% 7/7/25 (c)		575,000	558,109
7.375% 10/10/47 (c)		110,000	97,109
7.5% 1/13/29 (c)		200,000	199,688
7.75% 1/15/28 (c)		320,000	324,600
Kingdom of Saudi Arabia:
2.25% 2/2/33 (c)		665,000	536,364
3.45% 2/2/61 (c)		1,120,000	746,200
3.625% 3/4/28 (c)		315,000	301,809
3.75% 1/21/55 (c)		655,000	473,442
4.5% 10/26/46 (c)		640,000	547,000
4.5% 4/22/60 (c)		225,000	185,344
4.625% 10/4/47 (c)		330,000	284,728
5% 1/18/53 (c)		375,000	335,625
5.75% 1/16/54 (c)		315,000	311,752
Lebanese Republic:
5.8% (d)		625,000	37,188
6.375% (d)		810,000	53,091
Mongolia Government 7.875% 6/5/29 (c)		200,000	206,272
Moroccan Kingdom 6.5% 9/8/33 (c)		495,000	511,127
Panamanian Republic:
2.252% 9/29/32		400,000	283,400
3.298% 1/19/33		445,000	341,677
3.87% 7/23/60		715,000	411,125
4.5% 5/15/47		250,000	172,188
4.5% 4/16/50		780,000	524,063
6.853% 3/28/54		200,000	180,700
7.875% 3/1/57		290,000	291,740
8% 3/1/38		305,000	319,030
Peruvian Republic:
2.783% 1/23/31		740,000	635,706
3% 1/15/34		440,000	360,663
3.3% 3/11/41		360,000	270,225
Philippine Republic:
2.65% 12/10/45		390,000	258,253
2.95% 5/5/45		160,000	112,450
5% 7/17/33		210,000	209,761
5.5% 1/17/48		200,000	202,772
5.609% 4/13/33		305,000	317,009
5.95% 10/13/47		490,000	523,994
Polish Government:
5.5% 4/4/53		210,000	209,939
5.5% 3/18/54		285,000	282,877
5.75% 11/16/32		425,000	444,937
Provincia de Cordoba:
6.875% 12/10/25 (c)		261,230	228,662
6.99% 6/1/27 (c)		515,562	395,271
Republic of Armenia 3.6% 2/2/31 (c)		280,000	226,800
Republic of Benin:
4.875% 1/19/32 (c)	EUR	275,000	249,956
7.96% 2/13/38 (c)		290,000	282,478
Republic of Honduras 6.25% 1/19/27 (c)		110,000	106,184
Republic of Kenya:
6.3% 1/23/34 (c)		195,000	159,413
7% 5/22/27 (c)		210,000	204,750
7.25% 2/28/28 (c)		100,000	95,461
8% 5/22/32 (c)		120,000	112,463
9.75% 2/16/31 (c)		350,000	357,875
Republic of Montenegro 7.25% 3/12/31 (c)		380,000	386,122
Republic of Nigeria:
, yield at date of purchase 26.7874% 3/6/25	NGN	601,565,000	379,995
6.125% 9/28/28 (c)		1,020,000	923,100
6.5% 11/28/27 (c)		445,000	418,439
7.143% 2/23/30 (c)		360,000	326,925
7.625% 11/21/25 (c)		345,000	344,030
7.696% 2/23/38 (c)		280,000	230,125
7.875% 2/16/32 (c)		160,000	144,950
Republic of Paraguay:
2.739% 1/29/33 (c)		225,000	182,109
4.95% 4/28/31 (c)		480,000	462,669
5.4% 3/30/50 (c)		265,000	233,117
6% 2/9/36 (c)		260,000	263,819
Republic of Senegal 6.25% 5/23/33 (c)		315,000	268,734
Republic of Serbia:
2.125% 12/1/30 (c)		840,000	665,438
6.5% 9/26/33 (c)		190,000	193,859
Republic of Uzbekistan:
3.7% 11/25/30 (c)		115,000	95,881
3.9% 10/19/31 (c)		395,000	325,998
Republic of Zambia 8.97% (c)(d)		135,000	99,056
Romanian Republic:
2% 4/14/33 (Reg. S)	EUR	135,000	111,919
3% 2/27/27 (c)		265,000	247,444
3.375% 1/28/50 (Reg. S)	EUR	170,000	129,415
3.625% 3/27/32 (c)		470,000	403,759
4% 2/14/51 (c)		150,000	106,370
6.625% 2/17/28 (c)		225,000	231,640
7.125% 1/17/33 (c)		80,000	85,625
8% 4/29/30	RON	1,115,000	259,513
Rwanda Republic 5.5% 8/9/31 (c)		560,000	454,825
South African Republic:
4.85% 9/27/27		285,000	270,750
4.85% 9/30/29		235,000	210,619
5% 10/12/46		395,000	265,243
5.65% 9/27/47		190,000	137,988
5.75% 9/30/49		620,000	450,275
5.875% 4/20/32		280,000	252,350
State of Qatar:
3.75% 4/16/30 (c)		1,510,000	1,450,355
4.4% 4/16/50 (c)		1,450,000	1,283,703
4.625% 6/2/46 (c)		575,000	529,288
4.817% 3/14/49 (c)		1,060,000	992,982
5.103% 4/23/48 (c)		620,000	603,183
9.75% 6/15/30 (c)		295,000	377,969
Sultanate of Oman:
5.375% 3/8/27 (c)		120,000	119,400
5.625% 1/17/28 (c)		930,000	934,297
6% 8/1/29 (c)		450,000	459,984
6.25% 1/25/31 (c)		425,000	440,008
6.5% 3/8/47 (c)		195,000	196,584
6.75% 1/17/48 (c)		920,000	942,425
7% 1/25/51 (c)		105,000	110,578
Turkish Republic:
4.25% 4/14/26		830,000	799,913
4.75% 1/26/26		980,000	958,869
4.875% 10/9/26		650,000	630,500
4.875% 4/16/43		815,000	572,538
5.125% 2/17/28		520,000	494,000
5.25% 3/13/30		185,000	167,367
5.75% 5/11/47		520,000	396,013
6% 3/25/27		170,000	167,928
6% 1/14/41		445,000	366,708
6.125% 10/24/28		365,000	356,902
6.625% 2/17/45		310,000	266,529
7.625% 5/15/34		325,000	326,219
9.125% 7/13/30		350,000	379,750
9.375% 3/14/29		490,000	533,334
9.375% 1/19/33		840,000	934,500
9.875% 1/15/28		1,165,000	1,283,320
26.2% 10/5/33	TRY	8,645,000	277,221
31.08% 11/8/28	TRY	7,595,000	245,489
Ukraine Government:
6.876% 5/21/31 (c)		170,000	49,555
7.253% 3/15/35 (c)		585,000	169,943
7.375% 9/25/34 (c)		285,000	83,078
7.75% 9/1/24 (c)		441,000	165,375
7.75% 9/1/25 (c)		1,150,000	428,375
7.75% 9/1/26 (c)		1,230,000	439,725
7.75% 9/1/28 (c)		200,000	66,400
7.75% 9/1/29 (c)		110,000	36,300
7.75% 8/1/41 (c)(e)		370,000	204,425
United Kingdom, Great Britain and Northern Ireland 3.25% 1/31/33(Reg. S)	GBP	6,250,000	7,523,668
United Mexican States:
3.5% 2/12/34		610,000	508,588
3.75% 4/19/71		1,000,000	638,438
4.875% 5/19/33		345,000	327,103
5.75% 10/12/2110		840,000	735,525
6% 5/7/36		600,000	601,200
6.05% 1/11/40		670,000	663,509
6.338% 5/4/53		305,000	301,664
6.35% 2/9/35		465,000	480,403
Uruguay Republic:
5.1% 6/18/50		675,000	652,852
5.75% 10/28/34		300,000	316,688
Venezuelan Republic:
9.25% (d)		2,395,000	424,873
11.95% (Reg. S) (d)		1,090,000	180,673
12.75% (d)		190,000	31,925
Vietnamese Socialist Republic 5.5% 3/12/28		1,591,000	1,518,069
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $158,622,841)			148,342,542

Common Stocks - 6.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.4%
Interactive Media & Services - 0.3%
Alphabet, Inc. Class A (j)	4,200	633,906
Meta Platforms, Inc. Class A	8,800	4,273,104
		4,907,010
Media - 0.1%
EchoStar Corp. Class A (j)	36,100	514,425
iHeartMedia, Inc. (j)	5,655	11,819
Nexstar Media Group, Inc. Class A	2,300	396,267
		922,511
Wireless Telecommunication Services - 0.0%
Digicel Group Ltd. (b)	6,023	5,401
TOTAL COMMUNICATION SERVICES		5,834,922
CONSUMER DISCRETIONARY - 1.0%
Automobile Components - 0.0%
UC Holdings, Inc. (b)(j)	33,750	33,750
Automobiles - 0.1%
BYD Co. Ltd. (H Shares)	55,500	1,421,081
Broadline Retail - 0.1%
Amazon.com, Inc. (j)	10,200	1,839,876
Hotels, Restaurants & Leisure - 0.3%
Airbnb, Inc. Class A (j)	6,400	1,055,744
Booking Holdings, Inc.	200	725,576
Boyd Gaming Corp.	12,300	828,036
Domino's Pizza, Inc.	1,100	546,568
New Cotai LLC/New Cotai Capital Corp. (b)(g)(j)	247,076	180,365
Studio City International Holdings Ltd.:
ADR (c)(j)	10,083	69,875
(NYSE) ADR (j)	11,100	76,923
		3,483,087
Household Durables - 0.1%
TopBuild Corp. (j)	4,300	1,895,139
Specialty Retail - 0.2%
Dick's Sporting Goods, Inc.	5,700	1,281,702
Lowe's Companies, Inc.	2,900	738,717
Williams-Sonoma, Inc.	2,300	730,319
		2,750,738
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc. (j)	11,600	1,668,080
LVMH Moet Hennessy Louis Vuitton SE	500	449,898
Tapestry, Inc.	9,300	441,564
		2,559,542
TOTAL CONSUMER DISCRETIONARY		13,983,213
CONSUMER STAPLES - 0.2%
Beverages - 0.1%
Celsius Holdings, Inc. (j)	11,200	928,704
Consumer Staples Distribution & Retail - 0.1%
Southeastern Grocers, Inc. rights (b)(j)	40,826	44,909
U.S. Foods Holding Corp. (j)	12,800	690,816
		735,725
Food Products - 0.0%
JBS SA	83,000	355,804
TOTAL CONSUMER STAPLES		2,020,233
ENERGY - 0.4%
Energy Equipment & Services - 0.0%
Diamond Offshore Drilling, Inc. (j)	5,989	81,690
Forbes Energy Services Ltd. (j)	6,562	1
Superior Energy Services, Inc. Class A (b)	5,560	358,620
		440,311
Oil, Gas & Consumable Fuels - 0.4%
Antero Resources Corp. (j)	12,900	374,100
California Resources Corp. warrants 10/27/24 (j)	3,099	60,616
Canvas Energy, Inc.:
Series A warrants 10/1/24 (b)(j)	13	0
Series B warrants 10/1/25 (b)(j)	13	0
Cheniere Energy, Inc.	7,900	1,274,112
EP Energy Corp. (b)(j)	52,316	91,553
Mesquite Energy, Inc. (b)(j)	15,322	1,249,933
Nostrum Oil & Gas LP warrants (b)(j)	44,232	0
Permian Resource Corp. Class A	151,900	2,682,554
Unit Corp.	2,069	76,553
		5,809,421
TOTAL ENERGY		6,249,732
FINANCIALS - 0.9%
Capital Markets - 0.1%
Coinbase Global, Inc. (j)	4,400	1,166,528
Moody's Corp.	1,600	628,848
		1,795,376
Consumer Finance - 0.1%
OneMain Holdings, Inc.	29,100	1,486,719
Financial Services - 0.6%
Apollo Global Management, Inc.	17,600	1,979,120
Block, Inc. Class A (j)	7,300	617,434
Carnelian Point Holdings LP warrants (b)(j)	54	158
Fiserv, Inc. (j)	9,300	1,486,326
MasterCard, Inc. Class A	3,000	1,444,710
Visa, Inc. Class A	8,800	2,455,904
		7,983,652
Insurance - 0.1%
Arthur J. Gallagher & Co.	8,600	2,150,344
TOTAL FINANCIALS		13,416,091
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Tenet Healthcare Corp. (j)	3,700	388,907
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.0%
TransDigm Group, Inc.	500	615,800
Building Products - 0.3%
Builders FirstSource, Inc. (j)	3,200	667,360
Carlisle Companies, Inc.	2,800	1,097,180
Fortune Brands Innovations, Inc.	11,300	956,771
Trane Technologies PLC	3,600	1,080,720
		3,802,031
Construction & Engineering - 0.2%
Comfort Systems U.S.A., Inc.	3,800	1,207,298
EMCOR Group, Inc.	1,900	665,380
Willscot Mobile Mini Holdings (j)	28,500	1,325,250
		3,197,928
Electrical Equipment - 0.4%
AMETEK, Inc.	1,667	304,894
Eaton Corp. PLC	6,500	2,032,420
Nextracker, Inc. Class A (j)	11,200	630,224
nVent Electric PLC	12,100	912,340
Vertiv Holdings Co.	20,100	1,641,567
		5,521,445
Machinery - 0.1%
Deere & Co.	700	287,518
Parker Hannifin Corp.	2,600	1,445,054
		1,732,572
Passenger Airlines - 0.0%
Air Canada (j)	800	11,582
Delta Air Lines, Inc.	5,200	248,924
		260,506
Trading Companies & Distributors - 0.1%
Core & Main, Inc. (j)	10,800	618,300
Penhall Acquisition Co. (b)	428	4,443
Penhall Acquisition Co. (b)	428	0
		622,743
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (b)(g)(j)	16,755	0
Class A2 (b)(g)(j)	16,755	0
Class A3 (b)(g)(j)	16,755	0
Class A4 (b)(g)(j)	16,755	0
Class A5 (b)(g)(j)	16,755	0
Class A6 (b)(g)(j)	16,755	0
Class A7 (b)(g)(j)	16,755	0
Class A8 (b)(g)(j)	16,755	0
Class A9 (b)(g)(j)	16,755	0
		0
TOTAL INDUSTRIALS		15,753,025
INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.1%
Arista Networks, Inc. (j)	3,600	1,043,928
Electronic Equipment, Instruments & Components - 0.0%
CDW Corp.	2,700	690,606
IT Services - 0.1%
Accenture PLC Class A	1,800	623,898
GTT Communications, Inc. (b)(j)	4,921	205,845
		829,743
Semiconductors & Semiconductor Equipment - 0.9%
ASML Holding NV (depository receipt)	900	873,423
KLA Corp.	2,000	1,397,140
Lam Research Corp.	1,700	1,651,669
Marvell Technology, Inc.	9,500	673,360
NVIDIA Corp.	6,600	5,963,496
NXP Semiconductors NV	2,300	569,871
ON Semiconductor Corp. (j)	25,965	1,909,726
		13,038,685
Software - 0.8%
Adobe, Inc. (j)	3,000	1,513,800
Autodesk, Inc. (j)	2,300	598,966
Dynatrace, Inc. (j)	22,900	1,063,476
Gen Digital, Inc.	21,100	472,640
Microsoft Corp.	6,500	2,734,680
Oracle Corp.	7,800	979,758
Palo Alto Networks, Inc. (j)	2,000	568,260
Salesforce, Inc.	5,300	1,596,254
Synopsys, Inc. (j)	1,100	628,650
UiPath, Inc. Class A (j)	31,400	711,838
		10,868,322
TOTAL INFORMATION TECHNOLOGY		26,471,284
MATERIALS - 0.3%
Chemicals - 0.1%
Olin Corp.	15,900	934,920
The Chemours Co. LLC	30,845	809,990
Westlake Corp.	2,200	336,160
		2,081,070
Construction Materials - 0.1%
Eagle Materials, Inc.	5,100	1,385,925
Containers & Packaging - 0.1%
Graphic Packaging Holding Co.	34,200	997,956
Metals & Mining - 0.0%
Algoma Steel SCA (b)(j)	10,220	0
Elah Holdings, Inc. (j)	14	406
		406
TOTAL MATERIALS		4,465,357
UTILITIES - 0.4%
Electric Utilities - 0.2%
Constellation Energy Corp.	12,900	2,384,565
PG&E Corp.	53,066	889,386
Portland General Electric Co.	140	5,880
		3,279,831
Independent Power and Renewable Electricity Producers - 0.2%
PureWest Energy (b)	901	203
PureWest Energy rights (b)(j)	543	0
Vistra Corp.	30,600	2,131,290
		2,131,493
TOTAL UTILITIES		5,411,324
TOTAL COMMON STOCKS (Cost $68,318,717)		93,994,088

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (b)(g)(j) (Cost $286,754)	8,042,141	80

Bank Loan Obligations - 3.9%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Aventiv Technologies LLC Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.890% 10.4998% 11/1/24 (e)(f)(m)	409,967	303,170
Connect U.S. Finco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8263% 12/12/26 (e)(f)(m)	466,813	466,010
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4302% 12/30/27 (e)(f)(m)	265,963	242,026
		1,011,206
Media - 0.0%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4256% 8/24/26 (e)(f)(m)	158,509	150,980
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5594% 6/24/29 (e)(f)(m)	34,388	34,413
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6946% 1/31/29 (e)(f)(m)	347,900	346,668
		532,061
TOTAL COMMUNICATION SERVICES		1,543,267
CONSUMER DISCRETIONARY - 0.9%
Automobile Components - 0.1%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3302% 5/6/30 (e)(f)(m)	134,663	134,873
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8243% 12/17/28 (e)(f)(m)	778,659	590,520
		725,393
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1946% 3/5/28 (e)(f)(m)	139,642	139,622
Diversified Consumer Services - 0.1%
Sotheby's Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.0756% 1/15/27 (e)(f)(m)	580,809	568,711
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5854% 3/4/28 (e)(f)(m)	823,030	758,990
TKC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9418% 5/14/28 (e)(f)(m)	472,811	467,138
		1,794,839
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment, Inc. Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0405% 2/6/31 (e)(f)(m)	565,000	565,000
Carnival Finance LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 8.3187% 8/8/27 (e)(f)(m)	1,671,318	1,672,371
CME Term SOFR 1 Month Index + 3.250% 8.6946% 10/18/28 (e)(f)(m)	887,387	887,573
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.0767% 1/27/29 (e)(f)(m)	1,385,771	1,388,376
Light & Wonder International, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0754% 4/16/29 (e)(f)(m)	108,350	108,455
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5594% 8/1/30 (e)(f)(m)	289,275	290,154
		4,911,929
Specialty Retail - 0.4%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1773% 12/18/27 (e)(f)(m)	4,838,210	4,826,744
Wand NewCo 3, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0763% 1/20/31 (e)(f)(m)	105,000	105,246
		4,931,990
TOTAL CONSUMER DISCRETIONARY		12,503,773
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Naked Juice LLC 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6594% 1/24/29 (e)(f)(m)	103,163	96,293
Food Products - 0.0%
Fiesta Purchaser, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3274% 2/12/31 (e)(f)(m)	100,000	100,111
TOTAL CONSUMER STAPLES		196,404
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services LLC Tranche B, term loan 0% (b)(d)(e)(m)	61,482	0
Oil, Gas & Consumable Fuels - 0.1%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.2383% 2/7/28 (e)(f)(m)	1,610,952	1,598,870
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(d)(f)(m)	283,417	0
term loan 0% (b)(d)(e)(m)	122,000	0
		1,598,870
TOTAL ENERGY		1,598,870
FINANCIALS - 0.3%
Capital Markets - 0.1%
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5773% 7/29/30 (e)(f)(m)	523,956	523,270
Insurance - 0.2%
Acrisure LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9446% 2/15/27 (e)(f)(m)	863,256	861,408
CME Term SOFR 1 Month Index + 4.250% 9.6946% 2/15/27 (e)(f)(m)	63,538	63,617
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8302% 11/6/30 (e)(f)(m)	149,625	149,999
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8267% 11/6/30 (e)(f)(m)	515,063	516,995
HUB International Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5741% 6/20/30 (e)(f)(m)	224,438	224,478
Truist Insurance Holdings LLC:
2L, term loan CME Term SOFR 1 Month Index + 4.750% 3/8/32 (f)(m)(n)	1,175,000	1,180,875
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 3/22/31 (f)(m)(n)	225,000	224,624
		3,221,996
TOTAL FINANCIALS		3,745,266
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.1%
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4407% 10/23/28 (e)(f)(m)	1,062,812	1,065,097
Health Care Providers & Services - 0.1%
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4094% 10/1/27 (e)(f)(m)	954,479	911,050
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6918% 11/15/28 (e)(f)(m)	323,400	324,021
		1,235,071
Health Care Technology - 0.2%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5802% 2/15/29 (e)(f)(m)	1,340,105	1,325,658
Cotiviti, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 2/21/31 (f)(m)(n)	1,915,000	1,910,213
		3,235,871
TOTAL HEALTH CARE		5,536,039
INDUSTRIALS - 0.5%
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8135% 5/17/28 (e)(f)(m)	1,023,868	931,085
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8238% 2/25/29 (e)(f)(m)	1,026,713	1,013,078
Miwd Holdco Ii LLC Tranche B2, term loan CME Term SOFR 1 Month Index + 3.500% 3/20/31 (f)(m)(n)	35,000	35,131
		1,979,294
Commercial Services & Supplies - 0.3%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9273% 12/21/28 (e)(f)(m)	870,662	873,439
Artera Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8094% 2/10/31 (e)(f)(m)	295,000	295,885
Bifm California Buyer, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5707% 5/31/28 (e)(f)(m)	70,000	70,263
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8064% 8/1/30 (e)(f)(m)	1,499,707	1,504,791
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6933% 6/21/28 (e)(f)(m)	136,150	135,867
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4234% 4/11/29 (e)(f)(m)	784,075	721,882
Sabert Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1832% 12/16/26 (e)(f)(m)	267,611	268,167
The GEO Group, Inc. Tranche 1B 1LN, term loan CME Term SOFR 1 Month Index + 7.120% 12.2052% 3/23/27 (e)(f)(m)	135,000	138,611
		4,008,905
Construction & Engineering - 0.0%
SRS Distribution, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9446% 6/4/28 (e)(f)(m)	297,375	299,186
Machinery - 0.0%
Chart Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6726% 3/17/30 (e)(f)(m)	77,452	77,549
Sts Operating, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 3/15/31 (f)(m)(n)	280,000	280,526
		358,075
Passenger Airlines - 0.0%
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0678% 10/20/27 (e)(f)(m)	153,750	158,427
United Airlines, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0757% 2/24/31 (e)(f)(m)	125,000	124,980
		283,407
Professional Services - 0.1%
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0627% 4/29/29 (e)(f)(m)	1,123,215	1,013,702
TOTAL INDUSTRIALS		7,942,569
INFORMATION TECHNOLOGY - 1.2%
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1946% 3/31/28 (e)(f)(m)	97,253	97,028
IT Services - 0.0%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4519% 2/16/28 (e)(f)(m)	60,938	60,804
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4094% 6/30/28 (e)(f)(m)	222,503	155,752
		216,556
Software - 1.2%
Applied Systems, Inc.:
Tranche 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5594% 2/23/32 (e)(f)(m)	10,000	10,338
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8094% 2/24/31 (e)(f)(m)	550,000	553,047
Boxer Parent Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5802% 12/29/28 (e)(f)(m)	1,587,328	1,596,264
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.0635% 9/30/28 (e)(f)(m)	857,540	856,734
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1756% 3/1/29 (e)(f)(m)	1,509,942	1,505,125
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5802% 5/3/28 (e)(f)(m)	893,250	886,953
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5743% 6/2/28 (e)(f)(m)	312,000	308,830
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0627% 10/26/30 (e)(f)(m)	580,000	582,738
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6946% 8/31/28 (e)(f)(m)	3,725,385	3,725,422
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4407% 4/22/28 (e)(f)(m)	302,250	293,854
UKG, Inc.:
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.6802% 5/3/27 (e)(f)(m)	425,862	428,877
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8143% 2/10/31 (e)(f)(m)	3,587,560	3,604,601
Veritas U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4446% 9/1/25 (e)(f)(m)	490,928	453,019
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.5751% 2/28/27 (e)(f)(m)	1,696,744	1,695,692
		16,501,494
TOTAL INFORMATION TECHNOLOGY		16,815,078
MATERIALS - 0.4%
Chemicals - 0.2%
Avient Corp. Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8257% 8/29/29 (e)(f)(m)	27,940	27,954
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8273% 11/15/30 (e)(f)(m)	565,000	545,050
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.7052% 10/4/29 (e)(f)(m)	898,665	897,299
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.321% 11/9/28 (e)(f)(m)	166,175	166,133
W.R. Grace Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.321% 9/22/28 (e)(f)(m)	704,123	704,123
		2,340,559
Containers & Packaging - 0.2%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.670% 9.1052% 4/13/29 (e)(f)(m)	3,460,057	3,463,620
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 4.750% 10.2675% 2/9/26 (e)(f)(m)	77,600	72,750
		3,536,370
Metals & Mining - 0.0%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0802% 8/19/30 (e)(f)(m)	79,601	79,780
TOTAL MATERIALS		5,956,709
TOTAL BANK LOAN OBLIGATIONS (Cost $56,075,895)		55,837,975

Fixed-Income Funds - 5.5%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (o) (Cost $79,367,569)	800,669	78,986,005

Preferred Securities - 4.4%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
CAS Capital No 1 Ltd. 4% (Reg. S) (e)(p)		800,000	730,480
Orange SA 5.375% (Reg. S) (e)(p)	EUR	700,000	785,796
			1,516,276
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen International Finance NV:
4.375% (Reg. S) (e)(p)	EUR	2,200,000	2,177,394
7.875% (Reg. S) (e)(p)	EUR	300,000	364,557
			2,541,951
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (p)		710,000	723,091
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Energy Transfer LP:
3 month U.S. LIBOR + 4.020% 9.5966% (e)(f)(p)		4,735,000	4,714,858
6.625% (e)(p)		1,515,000	1,414,862
7.125% (e)(p)		2,460,000	2,401,664
Summit Midstream Partners LP 3 month U.S. LIBOR + 7.430% 13.0209% (d)(e)(f)(p)		148,000	153,920
			8,685,304
FINANCIALS - 3.2%
Banks - 3.1%
Banco de Credito e Inversiones 8.75% (c)(e)(p)		290,000	298,206
Banco Do Brasil SA 6.25% (c)(e)(p)		560,000	559,782
Banco Mercantil del Norte SA:
6.75% (c)(e)(p)		545,000	541,423
7.625% (c)(e)(p)		610,000	606,188
Bank of America Corp.:
CME Term SOFR 3 Month Index + 3.390% 8.7379% (e)(f)(p)		5,217,000	5,236,788
5.875% (e)(p)		5,125,000	5,046,601
6.25% (e)(p)		2,910,000	2,913,312
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (c)(e)		340,000	314,819
5.35% 11/12/29 (c)(e)		180,000	177,028
8.45% 6/29/38 (c)(e)		310,000	327,356
Citigroup, Inc.:
5% (e)(p)		3,245,000	3,224,952
6.3% (e)(p)		270,000	268,931
Citigroup, Inc. 4.7% (e)(p)		3,805,000	3,711,748
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (e)(p)		200,000	201,700
JPMorgan Chase & Co.:
CME Term SOFR 3 Month Index + 3.560% 8.868% (e)(f)(p)		6,524,000	6,512,780
4% (e)(p)		4,005,000	3,892,428
4.6% (e)(p)		2,025,000	1,990,805
5% (e)(p)		1,660,000	1,654,578
6.125% (e)(p)		850,000	847,459
9.348% (e)(f)(p)		400,000	400,455
NBK Tier 1 Ltd. 3.625% (c)(e)(p)		230,000	212,031
Tinkoff Bank JSC 6% (b)(c)(d)(e)(j)(p)		275,000	13,750
Wells Fargo & Co.:
5.875% (e)(p)		2,600,000	2,594,280
5.9% (e)(p)		3,065,000	3,052,056
			44,599,456
Capital Markets - 0.1%
Goldman Sachs Group, Inc. CME Term SOFR 3 Month Index + 3.130% 8.437% (e)(f)(p)		951,000	951,232
Financial Services - 0.0%
OEC Finance Ltd. 7.5% pay-in-kind (c)(p)		2,178	131
TOTAL FINANCIALS			45,550,819
INDUSTRIALS - 0.0%
Marine Transportation - 0.0%
DP World Salaam 6% (Reg. S) (e)(p)		600,000	598,875
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Network i2i Ltd.:
3.975% (c)(e)(p)		315,000	298,955
5.65% (c)(e)(p)		570,000	564,834
			863,789
MATERIALS - 0.1%
Construction Materials - 0.1%
CEMEX S.A.B. de CV:
5.125% (c)(e)(p)		845,000	815,953
9.125% (c)(e)(p)		475,000	512,573
			1,328,526
UTILITIES - 0.0%
Electric Utilities - 0.0%
Enel SpA 6.625% (Reg. S) (e)(p)	EUR	564,000	661,821
TOTAL PREFERRED SECURITIES (Cost $62,944,427)			62,470,452

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (q) (Cost $32,238,198)	32,236,696	32,243,144

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with Citibank N.A. to receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and pay a fixed rate of 3.694%, expiring December 2033.	12/12/28	6,800,000	257,099
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.3525% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	1,400,000	64,439

TOTAL PUT OPTIONS			321,538
Call Options - 0.0%
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.694% and pay a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring December 2033.	12/12/28	6,800,000	269,260
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.3525% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	1,400,000	25,690

TOTAL CALL OPTIONS			294,950
TOTAL PURCHASED SWAPTIONS (Cost $651,560)			616,488

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $1,505,942,843)	1,467,671,828
NET OTHER ASSETS (LIABILITIES) - (2.2)% (r)	(32,251,323)
NET ASSETS - 100.0%	1,435,420,505

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 4/1/54	(700,000)	(573,524)
2% 4/1/54	(350,000)	(286,762)
2% 4/1/54	(1,050,000)	(860,286)
2% 4/1/54	(1,350,000)	(1,106,082)
2.5% 4/1/54	(1,400,000)	(1,192,339)
6.5% 4/1/54	(2,750,000)	(2,795,708)
6.5% 4/1/54	(2,200,000)	(2,236,566)

TOTAL GINNIE MAE		(9,051,267)

Uniform Mortgage Backed Securities
2% 4/1/54	(6,325,000)	(5,004,002)
2.5% 4/1/54	(6,600,000)	(5,455,571)
3.5% 4/1/54	(2,250,000)	(2,013,135)
5% 4/1/54	(1,300,000)	(1,268,820)
5.5% 4/1/54	(7,000,000)	(6,966,367)
5.5% 5/1/54	(7,000,000)	(6,966,094)
6.5% 4/1/54	(800,000)	(817,188)
6.5% 4/1/54	(400,000)	(408,594)
6.5% 4/1/54	(2,100,000)	(2,145,117)
6.5% 4/1/54	(1,900,000)	(1,940,820)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(32,985,708)

TOTAL TBA SALE COMMITMENTS (Proceeds $42,030,798)		(42,036,975)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
Eurex Euro-Bund Contracts (Germany)	99	Jun 2024	14,245,804	116,983	116,983

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	881	Jun 2024	97,612,047	658,540	658,540
CBOT 2-Year U.S. Treasury Note Contracts (United States)	267	Jun 2024	54,597,328	(40,813)	(40,813)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	22	Jun 2024	2,649,625	38,909	38,909
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	4	Jun 2024	516,000	11,928	11,928

TOTAL TREASURY CONTRACTS					668,564

TOTAL PURCHASED					785,547

Sold

Bond Index Contracts
Eurex Euro-BTP Contracts (Germany)	90	Jun 2024	11,555,454	(168,698)	(168,698)

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	16	Jun 2024	1,712,250	964	964

TOTAL SOLD					(167,734)

TOTAL FUTURES CONTRACTS					617,813
The notional amount of futures purchased as a percentage of Net Assets is 11.8%
The notional amount of futures sold as a percentage of Net Assets is 0.9%

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Jun 2026	3,089,000	5,774	0	5,774
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Jun 2027	29,403,000	65,963	0	65,963
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2029	31,000	90	0	90
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2031	7,704,000	24,165	0	24,165
TOTAL INTEREST RATE SWAPS							95,992	0	95,992

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound sterling
KES	-	Kenyan shilling
NGN	-	Nigerian naira
RON	-	Romanian leu (new)
TRY	-	Turkish Lira

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $445,102,744 or 31.0% of net assets.

(d)	Non-income producing - Security is in default.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $551,734 or 0.0% of net assets.

(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Non-income producing
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,435,244.
(l)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $1,189,082.
(m)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(n)	The coupon rate will be determined upon settlement of the loan after period end.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Security is perpetual in nature with no stated maturity date.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(r)	Includes $15,750 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Jonah Energy Parent LLC 12% 11/5/25	5/05/23	340,856

New Cotai LLC/New Cotai Capital Corp.	9/11/20	1,223,948

Tricer Holdco SCA	10/16/09 - 12/30/17	286,754

Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	45,666

Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	45,666

Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	45,666

Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	45,666

Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	45,666

Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	45,666

Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	45,666

Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	45,666

Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	45,706

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	45,433,517	81,883,081	95,073,454	459,589	2,159	(2,159)	32,243,144	0.1%
Fidelity Floating Rate Central Fund	74,970,126	3,926,854	-	1,827,011	-	89,025	78,986,005	5.4%
Fidelity Securities Lending Cash Central Fund 5.39%	-	16,817,457	16,817,457	112	-	-	-	0.0%
Total	120,403,643	102,627,392	111,890,911	2,286,712	2,159	86,866	111,229,149

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.Corporate Bonds, U.S. Government and Government Agency Obligations, Foreign Government and Government Agency Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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